UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03416

The Calvert Fund

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2020

Date of Reporting Period

Item 1.	Report to Stockholders.

Calvert
Long-Term Income Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
Long-Term Income Fund

Calvert
Long-Term Income Fund
March 31, 2020
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/31/2004	12/31/2004	(1.16)%	10.36%	4.04%	6.04%
Class A with 3.75% Maximum Sales Charge	—	—	(4.87)	6.24	3.25	5.63
Class I at NAV	01/30/2015	12/31/2004	(1.03)	10.56	4.51	6.26
··
Bloomberg Barclays Long U.S. Credit Index	—	—	(3.52)%	9.05%	4.66%	7.25%

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.14%	0.88%
Net	0.92	0.67
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Long-Term Income Fund
March 31, 2020
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond holdings)*

* Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Long-Term Income Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays Long U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity greater than ten years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Long-Term Income Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 988.40	$4.57 **	0.92%
Class I	$1,000.00	$ 989.70	$3.33 **	0.67%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.65 **	0.92%
Class I	$1,000.00	$1,021.65	$3.39 **	0.67%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Long-Term Income Fund
March 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.6%

Security	Principal Amount (000's omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$ 379	$ 359,642
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	415	390,445
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	438	364,623
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	623	494,822
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	500	517,230
Sonic Capital, LLC, Series 2020-1A, Class A2II, 4.336%, 1/20/50(1)	481	440,820
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	276	215,743
Wendy's Funding, LLC, Series 2015-1A, Class A23, 4.497%, 6/15/45(1)	1,146	1,112,344
Total Asset-Backed Securities (identified cost $4,258,256)		$ 3,895,669

Corporate Bonds — 79.1%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.6%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	$ 500	$ 545,879
		$ 545,879
Communications — 9.5%
AT&T, Inc.:
4.50%, 3/9/48	$ 425	$ 463,481
4.75%, 5/15/46	1,510	1,684,693
4.90%, 6/15/42	435	486,850
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,395	1,460,475
Comcast Corp., 4.25%, 1/15/33	305	360,024
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	200	184,540
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	487	488,528
Discovery Communications, LLC, 5.20%, 9/20/47	1,010	1,036,814
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,415	1,803,504
Verizon Communications, Inc., 3.875%, 2/8/29	120	134,619
		$ 8,103,528
Consumer, Cyclical — 4.4%
Aptiv PLC, 5.40%, 3/15/49	$ 107	$ 99,475
Azul Investments, LLP, 5.875%, 10/26/24(1)	265	148,070
Best Buy Co., Inc., 4.45%, 10/1/28	448	460,725
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Home Depot, Inc. (The):
2.70%, 4/15/30	$ 142	$ 144,903
3.50%, 9/15/56	460	468,585
4.40%, 3/15/45	365	430,370
Nordstrom, Inc.:
4.375%, 4/1/30	432	347,750
5.00%, 1/15/44	605	425,416
Starbucks Corp., 3.75%, 12/1/47	332	321,680
Tapestry, Inc., 4.125%, 7/15/27	789	674,192
TJX Cos., Inc. (The), 3.875%, 4/15/30(2)	240	248,845
		$ 3,770,011
Consumer, Non-cyclical — 7.6%
AbbVie, Inc., 4.30%, 5/14/36	$ 420	$ 460,430
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	304	259,656
Centene Corp.:
3.375%, 2/15/30(1)	406	379,103
4.625%, 12/15/29(1)	279	281,943
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	190	212,682
CVS Health Corp.:
3.25%, 8/15/29	800	783,861
3.75%, 4/1/30	242	250,905
4.30%, 3/25/28	618	657,616
5.05%, 3/25/48	1,065	1,214,148
CVS Pass-Through Trust, 6.036%, 12/10/28	205	222,448
Grupo Bimbo SAB de CV, 4.00%, 9/6/49(1)	400	337,678
Kaiser Foundation Hospitals, 3.15%, 5/1/27	319	328,983
Kroger Co. (The), 3.875%, 10/15/46	415	409,206
Massachusetts Institute of Technology, 3.959%, 7/1/38	250	277,226
Pfizer, Inc., 2.625%, 4/1/30	160	168,112
Zoetis, Inc., 4.70%, 2/1/43	210	237,410
		$ 6,481,407
Energy — 2.2%
National Oilwell Varco, Inc.:
3.60%, 12/1/29	$ 868	$ 652,418
3.95%, 12/1/42	575	362,128
Oceaneering International, Inc., 4.65%, 11/15/24	260	105,950
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	757	738,491
		$ 1,858,987
Financial — 32.6%
Aflac, Inc., 3.60%, 4/1/30(2)	$ 261	$ 264,753
Athene Holding, Ltd., 4.125%, 1/12/28	1,214	1,099,585

6
See Notes to Financial Statements.

Calvert
Long-Term Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(3)	$ 316	$ 300,074
Banco Santander SA, 3.80%, 2/23/28	340	334,436
Bank of America Corp.:
3.824% to 1/20/27, 1/20/28(3)	2,025	2,104,735
5.875% to 3/15/28(3)(4)	450	456,370
6.10% to 3/17/25(3)(4)	350	353,743
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(3)	1,322	1,285,143
BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33(1)(3)	670	559,835
Brookfield Finance, Inc., 4.70%, 9/20/47	700	660,517
Brown & Brown, Inc., 4.50%, 3/15/29	302	326,173
Capital One Financial Corp.:
3.75%, 7/28/26	865	818,484
4.20%, 10/29/25	200	199,690
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(3)(4)	450	378,367
Chubb INA Holdings, Inc., 4.15%, 3/13/43	250	274,378
Citigroup, Inc.:
2.976% to 11/5/29, 11/5/30(3)	141	139,994
3.668% to 7/24/27, 7/24/28(3)	211	219,058
3.887% to 1/10/27, 1/10/28(3)	1,945	2,006,281
4.125%, 7/25/28	270	277,668
4.65%, 7/23/48	210	253,864
5.316% to 3/26/40, 3/26/41(3)	400	502,404
Series M, 6.30% to 5/15/24(3)(4)	175	165,540
Citizens Financial Group, Inc., 4.30%, 12/3/25	590	618,850
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(3)	288	261,615
Crown Castle International Corp., 4.75%, 5/15/47	525	575,895
CyrusOne, L.P./CyrusOne Finance Corp., 2.90%, 11/15/24	430	424,748
Digital Realty Trust, L.P.:
3.70%, 8/15/27	490	474,581
4.75%, 10/1/25	415	433,751
Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	289	294,498
EPR Properties:
3.75%, 8/15/29	1,250	937,674
4.95%, 4/15/28	670	661,419
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(3)	1,002	1,031,647
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(3)	219	220,377
4.493% to 3/24/30, 3/24/31(3)	300	348,492
KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)(5)	797	797,194
MetLife, Inc.:
4.05%, 3/1/45	325	341,596
Security	Principal Amount (000's omitted)	Value
Financial (continued)
MetLife, Inc.: (continued)
5.70%, 6/15/35	$ 175	$ 200,932
Morgan Stanley:
3.591% to 7/22/27, 7/22/28(3)	1,980	2,079,202
3.622% to 4/1/30, 4/1/31(3)	449	468,272
4.375%, 1/22/47	265	323,888
Nationwide Building Society:
3.96% to 7/18/29, 7/18/30(1)(3)	404	409,281
4.125% to 10/18/27, 10/18/32(1)(3)(5)	600	587,971
Principal Financial Group, Inc.:
3.70%, 5/15/29	380	393,394
4.625%, 9/15/42	450	463,142
Prudential Financial, Inc.:
3.935%, 12/7/49	484	477,216
4.60%, 5/15/44	200	210,360
Radian Group, Inc., 4.875%, 3/15/27	735	730,254
Raymond James Financial, Inc., 4.65%, 4/1/30	145	151,947
Simon Property Group, L.P., 4.25%, 11/30/46	255	230,831
Synchrony Financial, 5.15%, 3/19/29	325	322,559
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(3)(5)	450	414,938
		$ 27,867,616
Industrial — 7.4%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)	$ 465	$ 475,717
FedEx Corp., 4.55%, 4/1/46	425	405,570
Jabil, Inc.:
3.60%, 1/15/30	254	227,279
3.95%, 1/12/28	1,085	1,044,594
Johnson Controls International PLC, 4.625%, 7/2/44	550	539,724
nVent Finance S.a.r.l., 4.55%, 4/15/28	825	922,282
Owens Corning:
3.95%, 8/15/29	525	498,997
4.40%, 1/30/48	559	479,660
Trimble, Inc., 4.90%, 6/15/28	526	567,679
Valmont Industries, Inc., 5.00%, 10/1/44	685	655,166
Xylem, Inc., 4.375%, 11/1/46	475	511,285
		$ 6,327,953
Technology — 5.6%
Apple, Inc., 3.45%, 2/9/45	$ 350	$ 397,091
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	450	454,539
Dell International, LLC/EMC Corp., 8.35%, 7/15/46(1)	190	224,032
DXC Technology Co., 4.75%, 4/15/27	1,450	1,458,752
Oracle Corp.:
4.00%, 7/15/46	280	306,477

7
See Notes to Financial Statements.

Calvert
Long-Term Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology (continued)
Oracle Corp.: (continued)
4.125%, 5/15/45	$ 500	$ 547,732
Seagate HDD Cayman, 5.75%, 12/1/34	1,204	1,119,044
Western Digital Corp., 4.75%, 2/15/26	275	280,569
		$ 4,788,236
Utilities — 9.2%
American Water Capital Corp.:
3.75%, 9/1/47	$ 890	$ 896,381
4.00%, 12/1/46	500	510,166
Avangrid, Inc., 3.80%, 6/1/29	822	843,283
CMS Energy Corp., 3.00%, 5/15/26	500	490,994
Consolidated Edison Co. of New York, Inc.:
3.35%, 4/1/30	257	265,632
4.00%, 11/15/57	420	436,592
4.30%, 12/1/56	260	275,914
Enel Finance International NV, 3.625%, 5/25/27(1)	573	583,143
Engie Energia Chile SA, 3.40%, 1/28/30(1)	500	429,750
MidAmerican Energy Co., 4.25%, 7/15/49	800	941,884
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	620	608,820
Public Service Co. of Colorado, 3.20%, 3/1/50	1,350	1,372,589
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	225	221,297
		$ 7,876,445
Total Corporate Bonds (identified cost $68,194,671)		$ 67,620,062

Preferred Stocks — 1.1%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.3%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(3)	24,700	$ 239,590
		$ 239,590
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P.:
Series A, 5.75%	13,000	$ 182,000
Series A2, 6.375%	31,000	494,140
		$ 676,140
Total Preferred Stocks (identified cost $1,685,654)		$ 915,730

Taxable Municipal Obligations — 4.4%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.6%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$ 1,300	$ 1,329,575
$ 1,329,575
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$ 155	$ 155,798
3.034%, 6/1/34	110	110,542
$ 266,340
Water and Sewer — 2.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$ 555	$ 722,360
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,530	1,433,488
$ 2,155,848
Total Taxable Municipal Obligations (identified cost $3,743,868)		$ 3,751,763

U.S. Government Agencies and Instrumentalities — 0.5%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$ 145	$ 171,428
3.485%, 8/1/35	85	100,566
3.585%, 8/1/37	150	175,260
Total U.S. Government Agencies and Instrumentalities (identified cost $418,391)		$ 447,254

8
See Notes to Financial Statements.

Calvert
Long-Term Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 8.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.00%, 2/15/50(5)	$ 2,965	$ 3,445,365
2.25%, 8/15/49(5)	679	826,311
2.375%, 11/15/49(5)	845	1,054,734
U.S. Treasury Inflation-Protected Notes, 0.75%, , 7/15/28(6)	1,608	1,722,163
Total U.S. Treasury Obligations (identified cost $6,273,100)		$ 7,048,573

Short-Term Investments — 7.5%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(7)	6,449,388	$ 6,449,388
Total Short-Term Investments (identified cost $6,449,388)		$ 6,449,388
Total Investments — 105.4% (identified cost $91,023,328)		$ 90,128,439
Other Assets, Less Liabilities — (5.4)%		$ (4,614,261)
Net Assets — 100.0%		$ 85,514,178

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $12,587,345, which represents 14.7% of the net assets of the Fund as of March 31, 2020.
(2)	When-issued security.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $6,827,768.
(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(7)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	61	Long	6/19/20	$13,534,375	$1,121,383
U.S. Long Treasury Bond	(1)	Short	6/19/20	(179,062)	(12,393)
U.S. Ultra 10-Year Treasury Note	(28)	Short	6/19/20	(4,368,875)	(229,738)
					$ 879,252
9
See Notes to Financial Statements.

Calvert
Long-Term Income Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $91,023,328) - including $6,827,768 of securities on loan	$ 90,128,439
Cash	1,002,963
Receivable for investments sold	98,718
Receivable for capital shares sold	163,082
Interest receivable	750,270
Securities lending income receivable	1,067
Receivable from affiliate	10,181
Deposits at broker for futures contracts	781,988
Trustees' deferred compensation plan	53,969
Total assets	$92,990,677
Liabilities
Payable for variation margin on open futures contracts	$ 187,433
Payable for when-issued securities	592,833
Payable for capital shares redeemed	79,238
Distributions payable	6,484
Deposits for securities loaned	6,449,388
Payable to affiliates:
Investment advisory fee	30,195
Administrative fee	9,058
Distribution and service fees	9,670
Sub-transfer agency fee	961
Trustees' deferred compensation plan	53,969
Accrued expenses	57,270
Total liabilities	$ 7,476,499
Net Assets	$85,514,178
Sources of Net Assets
Paid-in capital	$ 84,436,361
Distributable earnings	1,077,817
Total	$85,514,178
Class A Shares
Net Assets	$ 43,823,339
Shares Outstanding	2,437,702
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.98
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 18.68
Class I Shares
Net Assets	$ 41,690,839
Shares Outstanding	2,316,103
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.00

On sales of $50,000 or more, the offering price of Class A shares is reduced.
10
See Notes to Financial Statements.

Calvert
Long-Term Income Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income	$ 24,122
Interest and other income (net of foreign taxes withheld of $119)	1,599,320
Securities lending income, net	3,052
Total investment income	$ 1,626,494
Expenses
Investment advisory fee	$ 173,100
Administrative fee	51,930
Distribution and service fees:
Class A	59,740
Trustees' fees and expenses	2,574
Custodian fees	2,715
Transfer agency fees and expenses	49,550
Accounting fees	11,705
Professional fees	24,675
Registration fees	26,049
Reports to shareholders	9,349
Miscellaneous	19,629
Total expenses	$ 431,016
Waiver and/or reimbursement of expenses by affiliate	$ (79,983)
Reimbursement of expenses - other	(1,153)
Net expenses	$ 349,880
Net investment income	$ 1,276,614
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,224,740
Futures contracts	665,438
Net realized gain	$ 1,890,178
Change in unrealized appreciation (depreciation):
Investment securities	$ (5,852,237)
Futures contracts	972,806
Net change in unrealized appreciation (depreciation)	$(4,879,431)
Net realized and unrealized loss	$(2,989,253)
Net decrease in net assets from operations	$(1,712,639)
11
See Notes to Financial Statements.

Calvert
Long-Term Income Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,276,614	$ 2,219,868
Net realized gain	1,890,178	937,944
Net change in unrealized appreciation (depreciation)	(4,879,431)	8,223,842
Net increase (decrease) in net assets from operations	$ (1,712,639)	$11,381,654
Distributions to shareholders:
Class A	$ (680,181)	$ (1,527,698)
Class I	(599,863)	(730,644)
Total distributions to shareholders	$ (1,280,044)	$ (2,258,342)
Capital share transactions:
Class A	$ (6,530,804)	$ (1,374,505)
Class I	10,026,835	11,040,111
Net increase in net assets from capital share transactions	$ 3,496,031	$ 9,665,606
Net increase in net assets	$ 503,348	$18,788,918
Net Assets
At beginning of period	$ 85,010,830	$ 66,221,912
At end of period	$85,514,178	$85,010,830
12
See Notes to Financial Statements.

Calvert
Long-Term Income Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 18.45	$ 16.07	$ 17.10	$ 18.22	$ 16.59	$ 17.21
Income (Loss) From Operations
Net investment income(1)	$ 0.26	$ 0.56	$ 0.55	$ 0.53	$ 0.49	$ 0.47
Net realized and unrealized gain (loss)	(0.46)	2.39	(1.03)	(0.49)	1.63	(0.23)
Total income (loss) from operations	$ (0.20)	$ 2.95	$ (0.48)	$ 0.04	$ 2.12	$ 0.24
Less Distributions
From net investment income	$ (0.27)	$ (0.57)	$ (0.55)	$ (0.53)	$ (0.49)	$ (0.48)
From net realized gain	—	—	—	(0.63)	—	(0.38)
Total distributions	$ (0.27)	$ (0.57)	$ (0.55)	$ (1.16)	$ (0.49)	$ (0.86)
Net asset value — End of period	$ 17.98	$ 18.45	$ 16.07	$ 17.10	$ 18.22	$ 16.59
Total Return(2)	(1.16)% (3)	18.81%	(2.83)%	0.63%	13.00%	1.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,823	$51,709	$47,010	$80,060	$89,470	$78,792
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.11% (5)	1.14%	1.13%	1.12%	1.15%	1.29%
Net expenses	0.92% (5)	0.92%	0.92%	1.02%	1.12%	1.25%
Net investment income	2.84% (5)	3.33%	3.31%	3.14%	2.83%	2.74%
Portfolio Turnover	28% (3)	43%	51%	86%	244%	290%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
13
See Notes to Financial Statements.

Calvert
Long-Term Income Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30,				Six Months Ended September 30, 2015(1)
		2019	2018	2017	2016
Net asset value — Beginning of period	$ 18.47	$ 16.08	$ 17.11	$ 18.22	$ 16.59	$ 18.35
Income (Loss) From Operations
Net investment income(2)	$ 0.29	$ 0.60	$ 0.62	$ 0.61	$ 0.59	$ 0.40
Net realized and unrealized gain (loss)	(0.47)	2.41	(1.05)	(0.48)	1.63	(1.79)
Total income (loss) from operations	$ (0.18)	$ 3.01	$ (0.43)	$ 0.13	$ 2.22	$ (1.39)
Less Distributions
From net investment income	$ (0.29)	$ (0.62)	$ (0.60)	$ (0.61)	$ (0.59)	$ (0.37)
From net realized gain	—	—	—	(0.63)	—	—
Total distributions	$ (0.29)	$ (0.62)	$ (0.60)	$ (1.24)	$ (0.59)	$ (0.37)
Net asset value — End of period	$ 18.00	$ 18.47	$ 16.08	$ 17.11	$18.22	$ 16.59
Total Return(3)	(1.03)% (4)	19.14%	(2.57)%	1.17%	13.65%	(7.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,691	$33,302	$19,212	$13,124	$ 298	$ 25
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.86% (6)	0.87%	0.89%	0.93%	19.58%	167.76% (6)
Net expenses	0.67% (6)	0.63%	0.55%	0.55%	0.55%	0.55% (6)
Net investment income	3.08% (6)	3.53%	3.72%	3.60%	3.36%	3.57% (6)
Portfolio Turnover	28% (4)	43%	51%	86%	244%	290%

(1)	From January 30, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
14
See Notes to Financial Statements.

Calvert
Long-Term Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Long-Term Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities. The Fund invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
15

Calvert
Long-Term Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 3,895,669	$ —	$ 3,895,669
Corporate Bonds	—	67,620,062	—	67,620,062
Preferred Stocks	915,730	—	—	915,730
Taxable Municipal Obligations	—	3,751,763	—	3,751,763
U.S. Government Agencies and Instrumentalities	—	447,254	—	447,254
U.S. Treasury Obligations	—	7,048,573	—	7,048,573
Short-Term Investments	6,449,388	—	—	6,449,388
Total Investments	$7,365,118	$82,763,321	$ —	$90,128,439
Futures Contracts	$ 1,121,383	$ —	$ —	$ 1,121,383
Total	$8,486,501	$82,763,321	$ —	$91,249,822
Liability Description
Futures Contracts	$ (242,131)	$ —	$ —	$ (242,131)
Total	$ (242,131)	$ —	$ —	$ (242,131)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2020 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
16

Calvert
Long-Term Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $173,100.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.92% and 0.67% of the Fund’s average daily net assets for Class A and Class I, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $79,983.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $51,930.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $59,740 for Class A shares.
The Fund was informed that EVD received $3,190 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2020.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $6,494 and are included in transfer agency fees and expenses on the Statement of Operations.
17

Calvert
Long-Term Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $1,153, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns, were $20,119,087 and $13,065,207, respectively. Purchases and sales of U.S. government and agency securities were $9,735,232 and $10,529,074, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $879,785 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2019, $879,785 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$91,030,391
Gross unrealized appreciation	$ 3,958,184
Gross unrealized depreciation	(3,980,884)
Net unrealized depreciation	$ (22,700)
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2020 is included in the Schedule of Investments.
During the six months ended March 31, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$1,121,383 (1)	$(242,131) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
18

Calvert
Long-Term Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2020 was as follows:
Statement of Operations Caption
Net realized gain (loss):
Futures contracts	$ 665,438
Total	$665,438
Change in unrealized appreciation (depreciation):
Futures contracts	$ 972,806
Total	$972,806
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2020 was approximately $13,174,000 and $4,957,000, respectively.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan, including accrued interest, was $6,838,532 and the total value of collateral received was $7,053,783, comprised of cash of $6,449,388 and U.S. government and/or agencies securities of $604,395.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$ 1,179,670	$ —	$ —	$ —	$ 1,179,670
U.S. Treasury Obligations	5,269,718	—	—	—	5,269,718
Total	$6,449,388	$ —	$ —	$ —	$6,449,388
The carrying amount of the liability for deposits for securities loaned at March 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
19

Calvert
Long-Term Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	402,015	$ 7,629,330	772,687	$ 13,479,453
Reinvestment of distributions	33,978	635,240	84,864	1,421,325
Shares redeemed	(800,919)	(14,795,374)	(980,744)	(16,275,283)
Net decrease	(364,926)	$ (6,530,804)	(123,193)	$ (1,374,505)
Class I
Shares sold	1,064,125	$ 20,034,705	1,362,909	$ 23,630,908
Reinvestment of distributions	32,032	599,741	42,852	729,792
Shares redeemed	(582,855)	(10,607,611)	(797,563)	(13,320,589)
Net increase	513,302	$ 10,026,835	608,198	$ 11,040,111
9  Risks and Uncertainties
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
20

Calvert
Long-Term Income Fund
March 31, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
21

Calvert
Long-Term Income Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Long-Term Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-, three- and five-year periods ended September 30, 2019, while the Fund had underperformed its benchmark index for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were at the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
22

Calvert
Long-Term Income Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
23

Calvert
Long-Term Income Fund
March 31, 2020
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
24

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
25

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24182     3.31.20

Calvert
Income Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
Income Fund

Calvert
Income Fund
March 31, 2020
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/12/1982	10/12/1982	(6.02)%	0.62%	2.28%	3.26%
Class A with 3.75% Maximum Sales Charge	—	—	(9.56)	(3.14)	1.49	2.87
Class C at NAV	07/31/2000	10/12/1982	(6.37)	(0.13)	1.51	2.51
Class C with 1% Maximum Sales Charge	—	—	(7.29)	(1.11)	1.51	2.51
Class I at NAV	02/26/1999	10/12/1982	(5.93)	0.87	2.67	3.79
··
Bloomberg Barclays U.S. Credit Index	—	—	(2.13)%	5.10%	3.28%	4.74%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.97%	1.73%	0.72%
Net	0.95	1.70	0.70
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Income Fund
March 31, 2020
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)*

* Ratings are based on Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer's creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P's measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody's) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency's analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition and does not necessarily reflect its assessment of the volatility of a security's market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Income Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Income Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 939.80	$4.61	0.95%
Class C	$1,000.00	$ 936.30	$8.23	1.70%
Class I	$1,000.00	$ 940.70	$3.40	0.70%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.25	$4.80	0.95%
Class C	$1,000.00	$1,016.50	$8.57	1.70%
Class I	$1,000.00	$1,021.50	$3.54	0.70%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
5

Calvert
Income Fund
March 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.4%

Security	Principal Amount (000's omitted)	Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)	$ 414	$ 281,115
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	5,777	5,477,621
Conn's Receivables Funding, LLC:
Series 2018-A, Class B, 4.65%, 1/15/23(1)	288	276,151
Series 2019-A, Class B, 4.36%, 10/16/23(1)	2,240	2,124,926
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	2,681	2,706,797
Series 2016-1A, Class A2, 6.125%, 7/20/46(1)	3,522	3,554,169
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,228	1,202,919
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	2,643	2,472,729
Element Rail Leasing I, LLC, Series 2014-1A, Class B1, 4.406%, 4/19/44(1)	2,783	2,766,935
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	1,195	1,044,080
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,160	1,895,439
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	666	635,738
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,395	1,162,744
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	1,980	1,902,715
Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49(1)	3,631	2,583,170
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class B, 4.703%, 7/15/39(1)	1,705	1,088,343
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B, 4.458%, 11/15/39(1)	761	467,499
InSite Issuer, LLC, Series 2016-1A, Class C, 6.414%, 11/15/46(1)	725	617,977
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	2,120	1,960,626
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	845	548,752
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	375	230,645
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	4,679	4,212,554
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,569	2,038,667
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	261	257,806
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	5,879	5,543,214
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	641	593,907
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	302	288,790
Security	Principal Amount (000's omitted)	Value
SolarCity LMC Series III, LLC, Series 2014-2, Class A, 4.02%, 7/20/44(1)	$ 1,078	$ 1,013,820
Sonic Capital, LLC:
Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,933	3,827,104
Series 2020-1A, Class A2II, 4.336%, 1/20/50(1)	1,518	1,392,111
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,670	8,710,043
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	720	684,634
Sunnova Helios II Issuer, LLC., Series 2018-1A, Class B, 7.71%, 7/20/48(1)	1,136	629,792
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	1,646	1,286,891
Tesla Auto Lease Trust:
Series 2019-A, Class B, 2.41%, 12/20/22(1)	2,425	2,350,625
Series 2019-A, Class E, 5.48%, 5/22/23(1)	1,720	1,720,036
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,228	1,224,792
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,457	1,409,402
VB-S1 Issuer, LLC, Series 2016-1A, Class C, 3.065%, 6/15/46(1)	1,350	1,340,048
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	790	509,787
Series 2020-A, Class C, 6.657%, 3/15/45(1)	535	424,683
Total Asset-Backed Securities (identified cost $81,600,595)		$ 74,459,796

Collateralized Mortgage-Backed Obligations — 5.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 3.447%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$ 1,109	$ 981,931
Series 2019-DNA2, Class M2, 3.397%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	3,141	2,679,043
Series 2019-DNA3, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	3,141	2,665,517
Series 2019-HQA3, Class M2, 2.797%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(2)	546	447,537
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.547%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,680	1,550,980
Series 2014-C03, Class 1M2, 3.947%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,638	1,497,175
Series 2017-C05, Class 1M2, 3.147%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	6,570	5,849,175
Series 2017-C06, Class 1M2, 3.597%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	804	721,323

6
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2018-C06, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	$ 1,263	$ 1,124,966
Series 2018-R07, Class 1M2, 3.347%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	671	594,635
Series 2019-R02, Class 1M2, 3.247%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	5,446	4,724,201
Series 2019-R03, Class 1M2, 3.097%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(2)	3,835	3,309,532
Series 2019-R05, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	3,185	2,750,794
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(3)	2,320	2,047,558
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	1,210	1,208,694
Total Collateralized Mortgage-Backed Obligations (identified cost $36,295,080)		$ 32,153,061

Commercial Mortgage-Backed Securities — 5.9%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$ 11,165	$ 9,148,246
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	4,545	3,229,503
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 4.362%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,265	1,002,939
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)(4)	2,485	2,196,879
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	1,120	896,993
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.805%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)	8,070	7,134,029
Series 2019-BPR, Class C, 3.755%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)	3,045	2,667,061
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.855%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	1,480	1,318,302
Series 2017-MTL6, Class E, 3.955%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	1,605	1,306,599
RETL Trust, Series 2019-RVP, Class B, 2.255%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	3,900	3,480,367
Total Commercial Mortgage-Backed Securities (identified cost $37,474,494)		$ 32,380,918

Corporate Bonds — 65.7%

Security	Principal Amount (000's omitted)	Value
Communications — 5.1%
AT&T, Inc.:
4.30%, 2/15/30	USD 1,453	$ 1,566,993
4.75%, 5/15/46	USD 1,855	2,069,606
4.90%, 6/15/42	USD 1,500	1,678,793
5.15%, 3/15/42	USD 1,395	1,606,705
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	USD 3,685	3,857,957
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	USD 2,898	2,673,985
CommScope, Inc., 8.25%, 3/1/27(1)	USD 1,535	1,488,106
Discovery Communications, LLC, 5.20%, 9/20/47	USD 5,470	5,615,220
NBCUniversal Media, LLC, 4.45%, 1/15/43	USD 2,800	3,568,771
Sprint Corp., 7.25%, 9/15/21	USD 3,800	3,937,408
		$ 28,063,544
Consumer, Cyclical — 8.6%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	USD 1,340	$ 1,136,645
5.25%, 7/15/25	USD 1,220	1,229,043
5.60%, 7/15/20(1)	USD 780	781,525
Aptiv PLC, 5.40%, 3/15/49	USD 893	830,198
Azul Investments, LLP, 5.875%, 10/26/24(1)	USD 2,770	1,547,751
Best Buy Co., Inc., 4.45%, 10/1/28	USD 3,624	3,726,939
Ford Motor Credit Co., LLC:
2.843%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	USD 1,850	1,517,000
2.979%, 8/3/22	USD 13,650	12,762,750
3.087%, 1/9/23	USD 833	753,865
4.14%, 2/15/23	USD 1,850	1,730,860
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	USD 1,086	987,169
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	USD 6,300	4,229,025
MDC Holdings, Inc., 6.00%, 1/15/43	USD 3,951	3,756,710
Nordstrom, Inc.:
4.375%, 4/1/30	USD 2,821	2,270,837
5.00%, 1/15/44	USD 3,847	2,705,082
Tapestry, Inc., 4.125%, 7/15/27	USD 6,199	5,296,977
TJX Cos., Inc. (The):
3.50%, 4/15/25	USD 988	1,011,683
3.875%, 4/15/30	USD 1,546	1,602,976
		$ 47,877,035
Consumer, Non-cyclical — 4.6%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	USD 2,166	$ 1,850,050

7
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Centene Corp.:
3.375%, 2/15/30(1)	USD 2,759	$ 2,576,216
4.25%, 12/15/27(1)	USD 1,068	1,075,957
4.625%, 12/15/29(1)	USD 1,226	1,238,934
CVS Health Corp.:
3.25%, 8/15/29	USD 6,500	6,368,871
3.75%, 4/1/30	USD 1,560	1,617,407
4.30%, 3/25/28	USD 2,213	2,354,862
5.05%, 3/25/48	USD 1,900	2,166,085
CVS Pass-Through Trust, 6.036%, 12/10/28	USD 2,215	2,404,846
Grupo Bimbo SAB de CV, 4.00%, 9/6/49(1)	USD 750	633,146
MEDNAX, Inc., 5.25%, 12/1/23(1)	USD 1,625	1,334,540
Pfizer, Inc., 2.625%, 4/1/30	USD 992	1,042,291
Sysco Corp., 5.65%, 4/1/25	USD 608	633,747
		$ 25,296,952
Energy — 2.9%
National Oilwell Varco, Inc.:
3.60%, 12/1/29	USD 5,623	$ 4,226,438
3.95%, 12/1/42	USD 2,400	1,511,488
Oceaneering International, Inc., 4.65%, 11/15/24	USD 1,927	785,253
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	USD 1,450	1,452,066
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	USD 3,583	3,495,396
5.00%, 1/31/28(1)	USD 4,269	4,496,751
		$ 15,967,392
Financial — 28.9%
Aflac, Inc., 3.60%, 4/1/30	USD 1,690	$ 1,714,301
AG Issuer, LLC, 6.25%, 3/1/28(1)	USD 4,654	3,944,265
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	USD 2,862	2,196,585
Ameriprise Financial, Inc., 3.00%, 4/2/25	USD 1,362	1,356,239
Athene Holding, Ltd., 4.125%, 1/12/28	USD 3,326	3,012,537
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(5)	USD 2,114	2,007,457
Banco BTG Pactual SA, 4.50%, 1/10/25(1)	USD 2,800	2,464,000
Banco Mercantil del Norte SA, 7.625% to 1/10/28(1)(5)(6)	USD 495	380,073
Banco Santander Mexico, 5.95% to 10/1/23, 10/1/28(1)(5)	USD 1,935	1,802,370
Banco Santander SA, 3.80%, 2/23/28	USD 2,460	2,419,745
Bank of America Corp.:
3.593% to 7/21/27, 7/21/28(5)	USD 7,195	7,378,090
3.824% to 1/20/27, 1/20/28(5)	USD 8,820	9,167,291
5.875% to 3/15/28(5)(6)	USD 4,450	4,512,990
6.10% to 3/17/25(5)(6)	USD 1,150	1,162,299
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(5)	USD 2,123	$ 2,063,811
BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33(1)(5)	USD 4,300	3,592,972
Brookfield Finance, Inc., 4.70%, 9/20/47	USD 2,500	2,358,987
Brown & Brown, Inc., 4.50%, 3/15/29	USD 2,437	2,632,068
Capital One Financial Corp., 3.75%, 7/28/26	USD 8,500	8,042,903
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(5)(6)	USD 1,750	1,471,426
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28(5)	USD 2,670	2,771,972
3.887% to 1/10/27, 1/10/28(5)	USD 7,525	7,762,089
4.075% to 4/23/28, 4/23/29(5)	USD 2,425	2,577,146
4.125%, 7/25/28	USD 1,530	1,573,454
4.60%, 3/9/26	USD 3,750	4,040,007
Series M, 6.30% to 5/15/24(5)(6)	USD 2,750	2,601,349
Citizens Financial Group, Inc.:
4.15%, 9/28/22(1)	USD 496	508,449
4.30%, 12/3/25	USD 1,500	1,573,346
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(5)	USD 1,952	1,773,169
Crown Castle International Corp.:
3.65%, 9/1/27	USD 1,365	1,363,035
4.45%, 2/15/26	USD 1,375	1,438,740
4.75%, 5/15/47	USD 1,615	1,771,563
CyrusOne, L.P./CyrusOne Finance Corp., 2.90%, 11/15/24	USD 2,820	2,785,554
Discover Bank:
2.70%, 2/6/30	USD 783	683,273
3.45%, 7/27/26	USD 2,745	2,690,119
4.682% to 8/9/23, 8/9/28(5)	USD 5,344	5,445,670
EPR Properties:
3.75%, 8/15/29	USD 5,979	4,485,083
4.95%, 4/15/28	USD 1,686	1,664,406
HAT Holdings I, LLC/HAT Holdings II, LLC, 5.25%, 7/15/24(1)	USD 3,000	2,898,765
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(5)	USD 1,530	1,539,621
4.203% to 7/23/28, 7/23/29(5)	USD 2,600	2,861,198
KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)(7)	USD 4,272	4,273,040
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(5)	USD 1,642	1,553,920
MetLife, Inc., 4.05%, 3/1/45	USD 1,850	1,944,468
Morgan Stanley:
3.591% to 7/22/27, 7/22/28(5)	USD 2,650	2,782,770

8
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Morgan Stanley: (continued)
4.00%, 7/23/25	USD 1,515	$ 1,624,529
Nationwide Building Society:
4.00%, 9/14/26(1)	USD 2,435	2,391,275
4.125% to 10/18/27, 10/18/32(1)(5)(7)	USD 2,750	2,694,867
Newmark Group, Inc., 6.125%, 11/15/23	USD 1,579	1,608,854
Prudential Financial, Inc., 4.60%, 5/15/44	USD 1,000	1,051,800
Radian Group, Inc., 4.875%, 3/15/27	USD 5,235	5,201,195
Raymond James Financial, Inc., 4.65%, 4/1/30	USD 936	980,845
SBA Tower Trust, 2.877%, 7/15/46(1)	USD 1,600	1,596,487
SITE Centers Corp., 3.625%, 2/1/25	USD 3,000	3,044,029
State Street Corp., 3.152% to 3/30/30, 3/30/31(1)(5)	USD 985	1,012,732
Synchrony Financial, 4.50%, 7/23/25	USD 1,263	1,238,095
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(5)	USD 3,650	3,599,850
Synovus Financial Corp.:
3.125%, 11/1/22	USD 2,262	2,279,497
5.90% to 2/7/24, 2/7/29(5)	USD 1,589	1,489,807
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(5)	USD 1,300	1,198,710
		$ 160,055,187
Industrial — 7.7%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)	USD 2,625	$ 2,685,502
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	USD 1,900	1,776,500
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR 2,250	1,737,109
FedEx Corp., 4.55%, 4/1/46	USD 2,725	2,600,420
Jabil, Inc.:
3.60%, 1/15/30	USD 1,729	1,547,110
3.95%, 1/12/28	USD 6,070	5,843,947
4.70%, 9/15/22	USD 2,073	2,069,156
Johnson Controls International PLC, 4.625%, 7/2/44	USD 1,275	1,251,179
JSL Europe SA, 7.75%, 7/26/24(1)	USD 3,300	2,400,899
nVent Finance S.a.r.l.:
3.95%, 4/15/23	USD 1,094	1,138,481
4.55%, 4/15/28	USD 4,750	5,310,108
Owens Corning:
3.95%, 8/15/29	USD 3,007	2,858,063
4.30%, 7/15/47	USD 2,593	2,227,589
4.40%, 1/30/48	USD 1,540	1,321,425
Trimble, Inc., 4.90%, 6/15/28	USD 3,648	3,937,057
Valmont Industries, Inc., 5.00%, 10/1/44	USD 4,100	3,921,432
		$ 42,625,977
Security	Principal Amount (000's omitted)	Value
Technology — 3.6%
Dell International, LLC/EMC Corp., 8.35%, 7/15/46(1)	USD 435	$ 512,916
DXC Technology Co., 4.75%, 4/15/27	USD 6,224	6,261,567
NXP BV/NXP Funding, LLC:
4.625%, 6/15/22(1)	USD 955	988,642
4.625%, 6/1/23(1)	USD 2,335	2,406,252
Seagate HDD Cayman, 5.75%, 12/1/34	USD 8,113	7,540,535
Western Digital Corp., 4.75%, 2/15/26	USD 2,346	2,393,506
		$ 20,103,418
Utilities — 4.3%
Avangrid, Inc., 3.80%, 6/1/29	USD 4,935	$ 5,062,774
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)	USD 853	794,356
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	USD 1,629	1,683,714
Enel Finance International NV, 3.625%, 5/25/27(1)	USD 2,669	2,716,246
Engie Energia Chile SA, 3.40%, 1/28/30(1)	USD 3,460	2,973,870
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	USD 1,500	1,471,883
4.50%, 9/15/27(1)	USD 6,428	6,312,087
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	USD 2,795	2,749,001
		$ 23,763,931
Total Corporate Bonds (identified cost $381,020,858)		$ 363,753,436

Floating Rate Loans(8) — 3.8%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$ 1,259	$ 1,133,156
$ 1,133,156
Cable and Satellite Television — 0.2%
Ziggo Financing Partnership, Term Loan, 3.205%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$ 1,025	$ 957,094
$ 957,094

9
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Cosmetics/Toiletries — 0.0%(9)
Prestige Brands, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$ 273	$ 256,334
		$ 256,334
Drugs — 0.3%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$ 1,881	$ 1,813,130
		$ 1,813,130
Electronics/Electrical — 1.4%
Epicor Software Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$ 1,547	$ 1,434,731
Go Daddy Operating Company, LLC, Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 2/15/24	290	277,939
Hyland Software, Inc., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 7/1/24	1,463	1,366,290
Infor (US), Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/1/22	1,879	1,821,655
MA FinanceCo., LLC, Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	203	185,126
Seattle Spinco, Inc., Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,371	1,250,202
SolarWinds Holdings, Inc., Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 2/5/24	464	432,973
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 4/16/25	421	401,386
SS&C Technologies, Inc., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 4/16/25	602	573,551
		$ 7,743,853
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.523%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$ 645	$ 581,910
		$ 581,910
Health Care — 0.3%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$ 1,639	$ 1,513,108
		$ 1,513,108
Industrial Equipment — 0.0%(9)
Rexnord, LLC, Term Loan, 2.679%, (1 mo. USD LIBOR + 1.750%), 8/21/24	$ 242	$ 224,629
		$ 224,629
Security	Principal Amount (000's omitted)	Value
Insurance — 0.5%
Asurion, LLC, Term Loan, 3.989%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$ 2,783	$ 2,686,035
$ 2,686,035
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$ 395	$ 333,764
$ 333,764
Lodging and Casinos — 0.0%(9)
ESH Hospitality, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$ 241	$ 210,308
$ 210,308
Super Retail — 0.2%
PetSmart, Inc., Term Loan, 3/11/22(10)	$ 963	$ 927,609
$ 927,609
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 3.239%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$ 748	$ 695,289
Level 3 Financing, Inc., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 3/1/27	412	388,905
Sprint Communications, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,709	1,702,755
$ 2,786,949
Total Floating Rate Loans (identified cost $22,419,832)		$ 21,167,879

Preferred Stocks — 1.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.4%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	213,932	$ 2,075,140
		$ 2,075,140
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P.:
Series A, 5.75%	73,000	$ 1,022,000
Series A2, 6.375%	226,000	3,602,440
		$ 4,624,440
Total Preferred Stocks (identified cost $12,212,823)		$ 6,699,580

10
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Nacional Financiera SNC, 3.375%, 11/5/20(1)	$ 1,400	$ 1,374,215
Total Sovereign Government Bonds (identified cost $1,399,682)		$ 1,374,215

Taxable Municipal Obligations — 0.3%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$ 1,000	$ 1,005,150
3.034%, 6/1/34	720	723,550
Total Taxable Municipal Obligations (identified cost $1,720,000)		$ 1,728,700

Short-Term Investments — 0.3%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(11)	1,877,690	$ 1,877,690
Total Short-Term Investments (identified cost $1,877,690)		$ 1,877,690
Total Investments — 96.7% (identified cost $576,021,054)		$ 535,595,275
Other Assets, Less Liabilities — 3.3%		$ 18,285,171
Net Assets — 100.0%		$ 553,880,446

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $217,547,342, which represents 39.3% of the net assets of the Fund as of March 31, 2020.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.
(3)	Step coupon security. The interest rate disclosed is that which is in effect on March 31, 2020.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2020.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $2,466,292.
(8)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(9)	Amount is less than 0.05%.
(10)	This floating rate loan will settle after March 31, 2020, at which time the interest rate will be determined.
(11)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,544,627	EUR	2,325,375	State Street Bank and Trust Company	5/29/20	$ —	$ (25,676)
						$ —	$(25,676)
11
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	256	Long	6/30/20	$ 56,418,000	$ 806,221
U.S. 5-Year Treasury Note	54	Long	6/30/20	6,769,406	204,938
U.S. Long Treasury Bond	22	Long	6/19/20	3,939,375	272,381
U.S. Ultra-Long Treasury Bond	261	Long	6/19/20	57,909,375	4,771,718
U.S. Ultra 10-Year Treasury Note	(204)	Short	6/19/20	(31,830,375)	(1,673,809)
					$ 4,381,449

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
12
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $576,021,054) - including $2,466,292 of securities on loan	$ 535,595,275
Cash	24,904,036
Receivable for investments sold	660,241
Receivable for capital shares sold	1,180,789
Dividends and interest receivable	4,156,625
Securities lending income receivable	1,008
Tax reclaims receivable	5,613
Deposits at broker for futures contracts	3,540,094
Trustees' deferred compensation plan	375,971
Total assets	$ 570,419,652
Liabilities
Payable for variation margin on open futures contracts	$ 820,638
Payable for open forward foreign currency exchange contracts	25,676
Payable for investments purchased	12,065,955
Payable for capital shares redeemed	681,211
Distributions payable	121,443
Deposits for securities loaned	1,877,690
Payable to affiliates:
Investment advisory fee	196,751
Administrative fee	59,025
Distribution and service fees	66,404
Sub-transfer agency fee	7,185
Trustees' deferred compensation plan	375,971
Accrued expenses	241,257
Total liabilities	$ 16,539,206
Net Assets	$ 553,880,446
Sources of Net Assets
Paid-in capital	$ 808,606,120
Accumulated loss	(254,725,674)
Total	$ 553,880,446
Class A Shares
Net Assets	$ 256,184,555
Shares Outstanding	16,193,556
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.82
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 16.44
Class C Shares
Net Assets	$ 10,423,204
Shares Outstanding	659,408
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.81
13
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2020
Class I Shares
Net Assets	$287,272,687
Shares Outstanding	18,115,054
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
14
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income	$ 309,495
Interest and other income (net of foreign taxes withheld of $823)	11,816,738
Securities lending income, net	8,030
Total investment income	$ 12,134,263
Expenses
Investment advisory fee	$ 1,159,150
Administrative fee	347,745
Distribution and service fees:
Class A	350,371
Class C	58,333
Trustees' fees and expenses	16,981
Custodian fees	9,046
Transfer agency fees and expenses	294,754
Accounting fees	68,399
Professional fees	31,681
Registration fees	31,192
Reports to shareholders	28,520
Miscellaneous	34,691
Total expenses	$ 2,430,863
Reimbursement of expenses - other	(7,932)
Net expenses	$ 2,422,931
Net investment income	$ 9,711,332
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 4,266,976
Futures contracts	2,692,494
Foreign currency transactions	40,954
Net realized gain	$ 7,000,424
Change in unrealized appreciation (depreciation):
Investment securities	$ (58,711,765)
Futures contracts	4,758,655
Foreign currency	103
Forward foreign currency exchange contracts	(25,676)
Net change in unrealized appreciation (depreciation)	$(53,978,683)
Net realized and unrealized loss	$(46,978,259)
Net decrease in net assets from operations	$(37,266,927)
15
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,711,332	$ 17,876,990
Net realized gain	7,000,424	4,644,121
Net change in unrealized appreciation (depreciation)	(53,978,683)	32,449,315
Net increase (decrease) in net assets from operations	$ (37,266,927)	$ 54,970,426
Distributions to shareholders:
Class A	$ (4,577,353)	$ (9,582,362)
Class C	(146,637)	(540,853)
Class I	(5,053,549)	(8,131,669)
Total distributions to shareholders	$ (9,777,539)	$ (18,254,884)
Capital share transactions:
Class A	$ (2,506,145)	$ (5,075,796)
Class C	(285,682)	(26,001,680)
Class I	44,980,994	51,751,068
Net increase in net assets from capital share transactions	$ 42,189,167	$ 20,673,592
Net increase (decrease) in net assets	$ (4,855,299)	$ 57,389,134
Net Assets
At beginning of period	$ 558,735,745	$ 501,346,611
At end of period	$553,880,446	$558,735,745
16
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 17.11	$ 15.91	$ 16.55	$ 16.68	$ 15.89	$ 16.35
Income (Loss) From Operations
Net investment income(1)	$ 0.28	$ 0.56	$ 0.51	$ 0.51	$ 0.49(2)	$ 0.46
Net realized and unrealized gain (loss)	(1.29)	1.22	(0.64)	(0.13)	0.80	(0.46)
Total income (loss) from operations	$ (1.01)	$ 1.78	$ (0.13)	$ 0.38	$ 1.29	$ —
Less Distributions
From net investment income	$ (0.28)	$ (0.58)	$ (0.51)	$ (0.51)	$ (0.50)	$ (0.46)
Total distributions	$ (0.28)	$ (0.58)	$ (0.51)	$ (0.51)	$ (0.50)	$ (0.46)
Net asset value — End of period	$ 15.82	$ 17.11	$ 15.91	$ 16.55	$ 16.68	$ 15.89
Total Return(3)	(6.02)% (4)	11.45%	(0.79)%	2.35%	8.26%	(0.04)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$256,185	$279,886	$264,987	$312,318	$404,793	$489,101
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.95% (6)	0.97%	0.98%	1.04%	1.08%	1.24%
Net expenses	0.95% (6)	0.96%	0.98%	1.01%	1.05%	1.24%
Net investment income	3.24% (6)	3.47%	3.17%	3.11%	3.05% (2)	2.79%
Portfolio Turnover	31% (4)	57%	66%	76%	155%	236%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
17
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 17.10	$ 15.91	$ 16.55	$ 16.68	$ 15.89	$ 16.34
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.44	$ 0.39	$ 0.38	$ 0.37(2)	$ 0.34
Net realized and unrealized gain (loss)	(1.28)	1.22	(0.64)	(0.13)	0.80	(0.45)
Total income (loss) from operations	$ (1.07)	$ 1.66	$ (0.25)	$ 0.25	$ 1.17	$ (0.11)
Less Distributions
From net investment income	$ (0.22)	$ (0.47)	$ (0.39)	$ (0.38)	$ (0.38)	$ (0.34)
Total distributions	$ (0.22)	$ (0.47)	$ (0.39)	$ (0.38)	$ (0.38)	$ (0.34)
Net asset value — End of period	$ 15.81	$ 17.10	$ 15.91	$ 16.55	$ 16.68	$ 15.89
Total Return(3)	(6.37)% (4)	10.65%	(1.54)%	1.54%	7.44%	(0.68)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,423	$11,623	$37,072	$53,549	$80,683	$88,202
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.70% (6)	1.73%	1.74%	1.80%	1.85%	1.93%
Net expenses	1.70% (6)	1.72%	1.74%	1.80%	1.81%	1.93%
Net investment income	2.49% (6)	2.78%	2.40%	2.34%	2.29% (2)	2.10%
Portfolio Turnover	31% (4)	57%	66%	76%	155%	236%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
18
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 17.16	$ 15.94	$ 16.57	$ 16.70	$ 15.91	$ 16.35
Income (Loss) From Operations
Net investment income(1)	$ 0.30	$ 0.61	$ 0.58	$ 0.57	$ 0.56(2)	$ 0.55
Net realized and unrealized gain (loss)	(1.30)	1.23	(0.66)	(0.13)	0.80	(0.43)
Total income (loss) from operations	$ (1.00)	$ 1.84	$ (0.08)	$ 0.44	$ 1.36	$ 0.12
Less Distributions
From net investment income	$ (0.30)	$ (0.62)	$ (0.55)	$ (0.57)	$ (0.57)	$ (0.56)
Total distributions	$ (0.30)	$ (0.62)	$ (0.55)	$ (0.57)	$ (0.57)	$ (0.56)
Net asset value — End of period	$ 15.86	$ 17.16	$ 15.94	$ 16.57	$ 16.70	$ 15.91
Total Return(3)	(5.93)% (4)	11.81%	(0.48)%	2.76%	8.70%	0.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$287,273	$267,226	$199,288	$48,504	$35,670	$32,492
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.70% (6)	0.72%	0.72%	0.64%	0.65%	0.64%
Net expenses	0.70% (6)	0.68%	0.64%	0.62%	0.64%	0.64%
Net investment income	3.49% (6)	3.74%	3.58%	3.49%	3.47% (2)	3.36%
Portfolio Turnover	31% (4)	57%	66%	76%	155%	236%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
19
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar-denominated debt securities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade
20

Calvert
Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 74,459,796	$ —	$ 74,459,796
Collateralized Mortgage-Backed Obligations	—	32,153,061	—	32,153,061
Commercial Mortgage-Backed Securities	—	32,380,918	—	32,380,918
Corporate Bonds	—	363,753,436	—	363,753,436
Floating Rate Loans	—	21,167,879	—	21,167,879
Preferred Stocks	6,699,580	—	—	6,699,580
Sovereign Government Bonds	—	1,374,215	—	1,374,215
Taxable Municipal Obligations	—	1,728,700	—	1,728,700
Short-Term Investments	1,877,690	—	—	1,877,690
Total Investments	$ 8,577,270	$527,018,005	$ —	$535,595,275
Futures Contracts	$ 6,055,258	$ —	$ —	$ 6,055,258
Total	$14,632,528	$527,018,005	$ —	$541,650,533
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (25,676)	$ —	$ (25,676)
Futures Contracts	(1,673,809)	—	—	(1,673,809)
Total	$ (1,673,809)	$ (25,676)	$ —	$ (1,699,485)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2020 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.
21

Calvert
Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
I  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
22

Calvert
Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
M  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.40% on the first $2 billion, 0.375% on the next $5.5 billion, 0.35% on the next $2.5 billion and 0.325% over $10 billion of the Fund’s average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $1,159,150 or 0.40% (annualized) of the Fund's average daily net assets.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70% and 0.70% for Class A, Class C and Class I, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, no expenses were waived or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $347,745.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $350,371 and $58,333 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $12,844 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. The Fund was also informed that EVD received less than $100 and $617 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $41,226 and are included in transfer agency fees and expenses on the Statement of Operations.
During the six months ended March 31, 2020, CRM reimbursed the Fund $6,033 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund
23

Calvert
Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $7,932, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on floating rate loans, were $183,716,962 and $150,537,376, respectively. Purchases and sales of U.S. government and agency securities were $32,117,037 and $24,088,529, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $226,053,566 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2019, $2,036,288 are short-term and $224,017,278 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$576,033,912
Gross unrealized appreciation	$ 11,191,407
Gross unrealized depreciation	(47,274,271)
Net unrealized depreciation	$ (36,082,864)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2020 is included in the Schedule of Investments. At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended March 31, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $25,676. At March 31, 2020, there were no assets pledged by the Fund for such liability.
24

Calvert
Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ —	$ (25,676)
Interest rate	Futures contracts	Accumulated loss	6,055,258 (1)	(1,673,809) (1)
Total			$6,055,258	$(1,699,485)
Derivatives not subject to master netting agreement			$6,055,258	$(1,673,809)
Total Derivatives subject to master netting agreement			$ —	$ (25,676)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of March 31, 2020.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank and Trust Company	$(25,676)	$ —	$ —	$ —	$(25,676)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
25

Calvert
Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2020 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ 2,692,494	$ 2,692,494
Total	$ —	$2,692,494	$2,692,494
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (25,676)	$ —	$ (25,676)
Futures contracts	—	4,758,655	4,758,655
Total	$(25,676)	$4,758,655	$4,732,979
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$106,281,000	$36,673,000	$1,094,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan, including accrued interest, was $2,488,367 and the total value of collateral received was $2,551,235, comprised of cash of $1,877,690 and U.S. government and/or agencies securities of $673,545.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$1,877,690	$ —	$ —	$ —	$1,877,690
26

Calvert
Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for deposits for securities loaned at March 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
7  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,005,379	$ 17,263,333	2,047,061	$ 32,827,487
Reinvestment of distributions	235,735	4,031,801	514,266	8,351,588
Shares redeemed	(1,450,149)	(24,571,178)	(4,240,689)	(68,002,126)
Converted from Class C	48,009	769,899	1,378,041	21,747,255
Net decrease	(161,026)	$ (2,506,145)	(301,321)	$ (5,075,796)
Class C
Shares sold	111,292	$ 1,916,367	140,655	$ 2,304,020
Reinvestment of distributions	7,184	122,803	29,004	462,142
Shares redeemed	(90,766)	(1,554,953)	(441,442)	(7,020,587)
Converted to Class A	(48,044)	(769,899)	(1,378,485)	(21,747,255)
Net decrease	(20,334)	$ (285,682)	(1,650,268)	$(26,001,680)
Class I
Shares sold	4,705,302	$ 81,205,836	5,771,844	$ 95,374,382
Reinvestment of distributions	282,853	4,846,099	472,612	7,713,267
Shares redeemed	(2,449,182)	(41,070,941)	(3,171,188)	(51,336,581)
Net increase	2,538,973	$ 44,980,994	3,073,268	$ 51,751,068
27

Calvert
Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
28

Calvert
Income Fund
March 31, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•     A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•     A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•      A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•     Data regarding investment performance in comparison to benchmark indices;
•      For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•     Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•     Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•      Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•      Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•     Reports detailing the financial results and condition of CRM;
•      Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•     Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•      A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•      Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•     The terms of each investment advisory agreement.
29

Calvert
Income Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe and its benchmark index for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser
30

Calvert
Income Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
31

Calvert
Income Fund
March 31, 2020
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
32

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
33

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24178     3.31.20

Calvert
High Yield Bond Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
High Yield Bond Fund

Calvert
High Yield Bond Fund
March 31, 2020
Performance

Portfolio Managers Stephen C. Concannon, CFA and Raphael A. Leeman, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/09/2001	07/09/2001	(8.40)%	(4.35)%	2.15%	5.00%
Class A with 3.75% Maximum Sales Charge	—	—	(11.84)	(7.95)	1.38	4.59
Class C at NAV	10/31/2011	07/09/2001	(8.72)	(5.04)	1.35	4.23
Class C with 1% Maximum Sales Charge	—	—	(9.62)	(5.95)	1.35	4.23
Class I at NAV	07/09/2001	07/09/2001	(8.26)	(4.13)	2.47	5.43
Class R6 at NAV	02/01/2019	07/09/2001	(8.23)	(4.02)	2.48	5.43
··
ICE BofA U.S. High Yield Index	—	—	(10.86)%	(7.45)%	2.67%	5.49%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.07%	1.82%	0.82%	0.76%
Net	1.02	1.77	0.77	0.71
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
High Yield Bond Fund
March 31, 2020
Fund Profile

Asset Allocation (% of total investments)

* Amount is less than 0.05%.
Credit Quality (% of bond and loan holdings)*

* Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. For purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
High Yield Bond Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	ICE BofA U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.
4

Calvert
High Yield Bond Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 916.00	$4.89 **	1.02%
Class C	$1,000.00	$ 912.80	$8.46 **	1.77%
Class I	$1,000.00	$ 917.40	$3.69 **	0.77%
Class R6	$1,000.00	$ 917.70	$3.40 **	0.71%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.15 **	1.02%
Class C	$1,000.00	$1,016.15	$8.92 **	1.77%
Class I	$1,000.00	$1,021.15	$3.89 **	0.77%
Class R6	$1,000.00	$1,021.45	$3.59 **	0.71%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
High Yield Bond Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 0.5%

Security	Shares	Value
Broadcasting — 0.1%
iHeartMedia, Inc., Class A(1)	26,112	$ 190,879
		$ 190,879
Diversified Media — 0.0%(2)
Clear Channel Outdoor Holdings, Inc.(1)	62,252	$ 39,841
		$ 39,841
Metals/Mining — 0.1%
Constellium SE(1)	40,000	$ 208,400
		$ 208,400
Utilities — 0.3%
NextEra Energy Partners, L.P.	16,500	$ 709,500
		$ 709,500
Total Common Stocks (identified cost $1,631,263)		$ 1,148,620

Convertible Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Air Transportation — 0.1%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$ 297	$ 255,420
Total Convertible Bonds (identified cost $266,712)		$ 255,420

Corporate Bonds — 84.2%

Security	Principal Amount (000's omitted)	Value
Aerospace — 1.1%
F-Brasile SpA/F-Brasile US, LLC, Series XR, 7.375%, 8/15/26(3)	USD 1,200	$ 1,200,000
Moog, Inc., 4.25%, 12/15/27(3)	USD 329	299,390
Signature Aviation US Holdings, Inc., 4.00%, 3/1/28(3)	USD 1,000	908,350
		$ 2,407,740
Air Transportation — 0.5%
American Airlines Pass-Through Trust, 5.60%, 7/15/20(3)	USD 1,063	$ 1,066,009
		$ 1,066,009
Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 2.7%
Ford Motor Credit Co., LLC:
3.096%, 5/4/23	USD 374	$ 332,860
3.336%, 3/18/21	USD 628	602,880
3.47%, 4/5/21	USD 455	438,939
4.25%, 9/20/22	USD 200	188,440
4.424%, (3 mo. USD LIBOR + 2.55%), 1/7/21(4)	USD 419	398,116
Navistar International Corp., 6.625%, 11/1/25(3)	USD 1,933	1,621,313
Panther BF Aggregator 2, L.P./Panther Finance Co., Inc.:
4.375%, 5/15/26(5)	EUR 772	713,654
6.25%, 5/15/26(3)	USD 467	443,941
8.50%, 5/15/27(3)	USD 1,491	1,309,023
		$ 6,049,166
Banks & Thrifts — 1.4%
Ally Financial, Inc., 4.25%, 4/15/21	USD 1,000	$ 982,040
CIT Group, Inc., 6.125%, 3/9/28	USD 170	161,252
Citigroup, Inc., 6.25% to 8/15/26(6)(7)	USD 1,000	1,030,835
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(6)(7)	USD 1,066	934,296
		$ 3,108,423
Broadcasting — 6.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co.:
5.375%, 8/15/26(3)	USD 1,423	$ 1,164,216
6.625%, 8/15/27(3)(8)	USD 726	489,542
iHeartCommunications, Inc.:
5.25%, 8/15/27(3)	USD 1,000	876,950
6.375%, 5/1/26	USD 26	24,243
8.375%, 5/1/27	USD 1,717	1,471,608
Netflix, Inc.:
4.375%, 11/15/26(8)	USD 500	504,025
4.875%, 6/15/30(3)	USD 1,917	1,956,682
5.375%, 11/15/29(3)	USD 707	742,739
Nexstar Escrow, Inc., 5.625%, 7/15/27(3)	USD 395	388,305
Scripps Escrow, Inc., 5.875%, 7/15/27(3)	USD 1,794	1,588,677
Sinclair Television Group, Inc., 5.50%, 3/1/30(3)(8)	USD 840	699,762
Sirius XM Radio, Inc.:
3.875%, 8/1/22(3)	USD 1,000	1,003,729
4.625%, 5/15/23(3)	USD 1,000	996,245
4.625%, 7/15/24(3)	USD 453	462,597
5.00%, 8/1/27(3)	USD 338	344,912
TEGNA, Inc.:
4.625%, 3/15/28(3)	USD 708	626,137

6
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Broadcasting (continued)
TEGNA, Inc.: (continued)
5.00%, 9/15/29(3)	USD 1,321	$ 1,193,854
		$ 14,534,223
Building Materials — 2.4%
Builders FirstSource, Inc.:
5.00%, 3/1/30(3)	USD 176	$ 159,390
6.75%, 6/1/27(3)	USD 107	105,774
Core & Main Holdings, L.P., 8.625%, (8.625% cash or 9.375% PIK), 9/15/24(3)(9)	USD 1,378	1,272,920
Hillman Group, Inc. (The), 6.375%, 7/15/22(3)	USD 1,195	937,700
Masonite International Corp., 5.375%, 2/1/28(3)	USD 161	159,124
Standard Industries, Inc.:
2.25%, 11/21/26(3)	EUR 769	688,605
4.75%, 1/15/28(3)	USD 500	463,959
5.50%, 2/15/23(3)	USD 17	16,532
6.00%, 10/15/25(3)	USD 1,500	1,485,405
		$ 5,289,409
Cable/Satellite TV — 8.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/23(3)	USD 1,000	$ 1,003,720
4.50%, 8/15/30(3)	USD 568	559,835
4.50%, 5/1/32(3)	USD 273	267,765
4.75%, 3/1/30(3)	USD 2,313	2,320,055
5.375%, 6/1/29(3)	USD 1,000	1,033,150
CSC Holdings, LLC:
5.50%, 5/15/26(3)	USD 2,000	2,082,635
5.75%, 1/15/30(3)	USD 1,052	1,064,845
5.875%, 9/15/22	USD 2,000	2,030,680
6.50%, 2/1/29(3)	USD 200	216,823
6.75%, 11/15/21	USD 1,000	1,036,750
7.50%, 4/1/28(3)	USD 1,200	1,286,865
DISH DBS Corp.:
5.875%, 7/15/22	USD 1,000	979,160
6.75%, 6/1/21	USD 285	290,546
7.75%, 7/1/26	USD 260	268,593
UPC Holding B.V., 5.50%, 1/15/28(3)	USD 766	724,291
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(3)	USD 332	339,293
Ziggo B.V.:
4.875%, 1/15/30(3)(8)	USD 433	424,731
5.50%, 1/15/27(3)	USD 899	903,990
Ziggo Bond Co. B.V., 6.00%, 1/15/27(3)	USD 1,420	1,387,294
		$ 18,221,021
Security	Principal Amount (000's omitted)	Value
Capital Goods — 1.0%
Colfax Corp.:
6.00%, 2/15/24(3)	USD 129	$ 129,162
6.375%, 2/15/26(3)	USD 1,000	988,750
Granite Holdings US Acquisition Co., 11.00%, 10/1/27(3)	USD 163	141,232
Welbilt, Inc., 9.50%, 2/15/24	USD 1,017	873,344
		$ 2,132,488
Chemicals — 0.6%
Compass Minerals International, Inc., 6.75%, 12/1/27(3)	USD 340	$ 308,822
WR Grace & Co., 5.125%, 10/1/21(3)	USD 1,105	1,126,327
		$ 1,435,149
Consumer Products — 1.4%
Energizer Holdings, Inc., 7.75%, 1/15/27(3)	USD 585	$ 607,961
Prestige Brands, Inc., 5.125%, 1/15/28(3)	USD 1,116	1,113,545
Spectrum Brands, Inc.:
5.00%, 10/1/29(3)	USD 629	540,023
5.75%, 7/15/25	USD 1,000	942,470
		$ 3,203,999
Containers — 3.3%
ARD Finance S.A.:
5.00%, (5.00% cash or 5.75% PIK), 6/30/27(5)(9)	EUR 1,080	$ 928,806
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(3)(9)	USD 1,200	1,037,340
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
5.25%, 8/15/27(3)	USD 490	504,969
6.00%, 2/15/25(3)	USD 500	505,150
Berry Global, Inc.:
4.50%, 2/15/26(3)	USD 110	107,718
5.125%, 7/15/23	USD 500	504,835
6.00%, 10/15/22	USD 500	498,282
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	USD 1,165	1,157,477
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	USD 190	196,316
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(3)	USD 1,000	998,745
Silgan Holdings, Inc., 2.25%, 6/1/28(5)	EUR 311	305,615
Trivium Packaging Finance B.V.:
5.50%, 8/15/26(3)	USD 224	224,139
8.50%, 8/15/27(3)	USD 284	286,996
		$ 7,256,388

7
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 1.5%
AG Issuer, LLC, 6.25%, 3/1/28(3)	USD 385	$ 326,287
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(3)	USD 500	432,801
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(3)	USD 243	227,205
DAE Funding, LLC:
4.50%, 8/1/22(3)	USD 235	219,720
5.00%, 8/1/24(3)	USD 390	355,863
MSCI, Inc., 3.625%, 9/1/30(3)	USD 1,178	1,124,254
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(3)	USD 815	737,448
		$ 3,423,578
Diversified Media — 2.8%
Clear Channel Worldwide Holdings, Inc.:
5.125%, 8/15/27(3)	USD 878	$ 827,032
9.25%, 2/15/24(3)	USD 917	794,356
Lamar Media Corp., 4.00%, 2/15/30(3)	USD 1,000	937,500
MDC Partners, Inc., 6.50%, 5/1/24(3)	USD 659	499,193
Nielsen Co. Luxembourg S.a.r.l. (The), 5.00%, 2/1/25(3)(8)	USD 500	467,485
Outfront Media Capital, LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(3)	USD 1,000	895,550
Terrier Media Buyer, Inc., 8.875%, 12/15/27(3)	USD 2,019	1,711,102
		$ 6,132,218
Energy — 3.0%
AmeriGas Partners, L.P./AmeriGas Finance Corp.:
5.50%, 5/20/25	USD 500	$ 463,735
5.625%, 5/20/24	USD 76	71,343
5.75%, 5/20/27	USD 1,000	937,092
5.875%, 8/20/26	USD 100	96,335
Archrock Partners, L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/28(3)	USD 1,259	878,152
6.875%, 4/1/27(3)	USD 500	358,534
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(3)	USD 1,038	578,462
EnLink Midstream LLC, 5.375%, 6/1/29	USD 181	95,381
Nabors Industries, Ltd.:
7.25%, 1/15/26(3)	USD 213	74,018
7.50%, 1/15/28(3)	USD 1,230	402,825
Precision Drilling Corp.:
6.50%, 12/15/21	USD 268	203,332
7.125%, 1/15/26(3)	USD 1,000	338,542
7.75%, 12/15/23	USD 44	17,985
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/24(3)	USD 1,711	953,831
Security	Principal Amount (000's omitted)	Value
Energy (continued)
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp.: (continued)
5.50%, 1/15/28(3)	USD 227	$ 119,622
Tervita Escrow Corp., 7.625%, 12/1/21(3)	USD 1,579	1,115,958
		$ 6,705,147
Entertainment/Film — 0.7%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	USD 808	$ 340,950
Cinemark USA, Inc., 4.875%, 6/1/23	USD 1,000	754,970
Live Nation Entertainment, Inc., 4.75%, 10/15/27(3)	USD 395	355,717
		$ 1,451,637
Environmental — 1.5%
Covanta Holding Corp., 5.875%, 7/1/25	USD 1,165	$ 1,081,988
GFL Environmental, Inc.:
5.625%, 5/1/22(3)	USD 1,095	1,113,819
7.00%, 6/1/26(3)	USD 235	229,467
8.50%, 5/1/27(3)	USD 478	482,899
Waste Pro USA, Inc., 5.50%, 2/15/26(3)	USD 345	322,495
		$ 3,230,668
Food & Drug Retail — 1.4%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons L.P./Albertsons, LLC:
4.875%, 2/15/30(3)	USD 360	$ 359,100
5.875%, 2/15/28(3)	USD 1,295	1,325,238
Murphy Oil USA, Inc.:
4.75%, 9/15/29	USD 1,230	1,159,952
5.625%, 5/1/27	USD 325	321,211
		$ 3,165,501
Food/Beverage/Tobacco — 2.4%
Central Garden & Pet Co., 5.125%, 2/1/28	USD 1,075	$ 1,003,558
Kraft Heinz Foods Co., 4.375%, 6/1/46	USD 1,064	964,648
Performance Food Group, Inc., 5.50%, 10/15/27(3)	USD 527	492,785
Post Holdings, Inc., 5.00%, 8/15/26(3)	USD 1,000	1,034,700
US Foods, Inc., 5.875%, 6/15/24(3)	USD 2,000	1,817,490
		$ 5,313,181
Healthcare — 10.4%
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(5)	EUR 893	$ 915,523
4.875%, 1/15/26(3)	USD 1,065	1,042,148

8
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Healthcare (continued)
Catalent Pharma Solutions, Inc.: (continued)
5.00%, 7/15/27(3)	USD 187	$ 182,428
Centene Corp.:
3.375%, 2/15/30(3)	USD 526	491,152
4.25%, 12/15/27(3)	USD 339	341,526
4.625%, 12/15/29(3)	USD 1,093	1,104,531
4.75%, 1/15/25	USD 1,000	1,018,755
5.25%, 4/1/25(3)	USD 1,381	1,417,251
5.375%, 6/1/26(3)	USD 685	709,427
5.375%, 8/15/26(3)	USD 545	562,031
Charles River Laboratories International, Inc.:
4.25%, 5/1/28(3)	USD 160	155,112
5.50%, 4/1/26(3)	USD 555	569,967
Encompass Health Corp.:
4.50%, 2/1/28	USD 160	157,808
4.75%, 2/1/30	USD 940	931,117
Grifols S.A.:
1.625%, 2/15/25(5)	EUR 500	532,259
2.25%, 11/15/27(5)	EUR 465	494,770
HCA, Inc.:
3.50%, 9/1/30	USD 1,033	941,447
5.00%, 3/15/24	USD 1,000	1,037,200
5.375%, 9/1/26	USD 405	420,218
5.625%, 9/1/28	USD 495	520,864
5.875%, 2/1/29	USD 286	303,517
Hologic, Inc., 4.375%, 10/15/25(3)	USD 2,095	2,087,762
IQVIA, Inc., 5.00%, 5/15/27(3)	USD 200	205,894
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(3)	USD 33	33,824
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(3)	USD 146	147,270
LifePoint Health, Inc., 4.375%, 2/15/27(3)	USD 488	463,356
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(3)	USD 2,467	2,164,867
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(3)	USD 1,857	1,772,924
Select Medical Corp., 6.25%, 8/15/26(3)	USD 421	423,318
Surgery Center Holdings, Inc.:
6.75%, 7/1/25(3)	USD 28	20,405
10.00%, 4/15/27(3)	USD 625	442,839
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	USD 490	175,785
Teleflex, Inc., 4.625%, 11/15/27	USD 1,245	1,250,540
		$ 23,037,835
Security	Principal Amount (000's omitted)	Value
Homebuilders/Real Estate — 4.8%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco LLC, 5.75%, 5/15/26(3)	USD 440	$ 359,481
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30(3)	USD 176	134,367
Consus Real Estate AG, 9.625%, 5/15/24(5)	EUR 1,337	1,231,271
Ellaktor Value PLC, 6.375%, 12/15/24(5)	EUR 1,149	859,601
Equinix, Inc., 5.375%, 5/15/27	USD 1,000	1,003,330
ESH Hospitality, Inc.:
4.625%, 10/1/27(3)	USD 397	311,863
5.25%, 5/1/25(3)	USD 1,500	1,269,383
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(3)	USD 1,072	978,232
Mattamy Group Corp., 4.625%, 3/1/30(3)	USD 1,000	865,625
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	USD 98	77,297
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(3)	USD 494	424,531
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(3)	USD 306	275,846
5.875%, 6/15/27(3)	USD 224	209,605
TRI Pointe Group, Inc., 4.875%, 7/1/21	USD 2,000	1,875,100
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(5)	EUR 600	527,301
3.50%, 11/1/25(5)	EUR 200	175,207
		$ 10,578,040
Hotels — 0.4%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	USD 1,000	$ 943,745
		$ 943,745
Insurance — 2.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(3)	USD 709	$ 667,842
AmWINS Group, Inc., 7.75%, 7/1/26(3)	USD 488	480,576
GTCR AP Finance, Inc., 8.00%, 5/15/27(3)	USD 1,371	1,273,032
HUB International, Ltd., 7.00%, 5/1/26(3)	USD 1,671	1,666,948
USI, Inc., 6.875%, 5/1/25(3)	USD 1,500	1,406,205
		$ 5,494,603
Leisure — 0.7%
Merlin Entertainments PLC, 5.75%, 6/15/26(3)	USD 520	$ 443,842
Viking Cruises, Ltd., 5.875%, 9/15/27(3)	USD 1,850	1,092,721
		$ 1,536,563

9
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Metals/Mining — 0.6%
Constellium SE, 5.875%, 2/15/26(3)(8)	USD 1,070	$ 939,005
Novelis Corp., 4.75%, 1/30/30(3)	USD 427	382,432
		$ 1,321,437
Paper — 0.4%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(3)	USD 1,017	$ 999,203
		$ 999,203
Railroad — 1.1%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(3)	USD 2,500	$ 2,459,363
		$ 2,459,363
Restaurants — 0.9%
1011778 B.C. ULC/New Red Finance, Inc.:
3.875%, 1/15/28(3)	USD 295	$ 281,887
4.25%, 5/15/24(3)	USD 545	547,041
4.375%, 1/15/28(3)	USD 332	308,578
5.00%, 10/15/25(3)	USD 801	769,957
Yum! Brands, Inc., 7.75%, 4/1/25(3)(10)	USD 122	128,405
		$ 2,035,868
Services — 3.7%
Allied Universal Holdco, LLC:
6.625%, 7/15/26(3)	USD 288	$ 283,501
9.75%, 7/15/27(3)	USD 394	374,051
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(3)	USD 1,570	1,552,330
Cloud Crane, LLC, 10.125%, 8/1/24(3)	USD 600	476,253
Gartner, Inc., 5.125%, 4/1/25(3)	USD 155	152,482
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(3)	USD 980	821,245
GW B-CR Security Corp., 9.50%, 11/1/27(3)	USD 529	475,809
IAA, Inc., 5.50%, 6/15/27(3)	USD 149	144,984
KAR Auction Services, Inc., 5.125%, 6/1/25(3)	USD 356	342,207
Korn Ferry, 4.625%, 12/15/27(3)	USD 121	106,026
Laureate Education, Inc., 8.25%, 5/1/25(3)	USD 484	485,195
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	USD 1,000	883,543
TMS International Corp., 7.25%, 8/15/25(3)	USD 126	114,502
United Rentals North America, Inc., 3.875%, 11/15/27	USD 2,000	1,901,100
Univar Solutions USA, Inc., 5.125%, 12/1/27(3)	USD 118	108,035
		$ 8,221,263
Security	Principal Amount (000's omitted)	Value
Steel — 0.1%
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(3)	USD 314	$ 252,376
		$ 252,376
Super Retail — 1.2%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28(3)	USD 47	$ 40,302
4.75%, 3/1/30(3)	USD 66	56,595
L Brands, Inc.:
6.75%, 7/1/36	USD 84	61,135
6.875%, 11/1/35	USD 461	343,595
7.60%, 7/15/37	USD 88	54,587
Lithia Motors, Inc., 4.625%, 12/15/27(3)	USD 173	157,015
Sonic Automotive, Inc., 6.125%, 3/15/27	USD 2,000	1,777,085
William Carter Co. (The), 5.625%, 3/15/27(3)	USD 229	221,107
		$ 2,711,421
Technology — 5.0%
Alliance Data Systems Corp., 4.75%, 12/15/24(3)	USD 366	$ 280,905
CDK Global, Inc., 5.25%, 5/15/29(3)	USD 147	150,491
CommScope Technologies, LLC, 6.00%, 6/15/25(3)	USD 111	102,420
Dell International, LLC/EMC Corp.:
5.875%, 6/15/21(3)	USD 662	662,000
7.125%, 6/15/24(3)	USD 755	782,369
EIG Investors Corp., 10.875%, 2/1/24	USD 2,000	1,717,490
Entegris, Inc., 4.625%, 2/10/26(3)	USD 299	285,710
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(3)	USD 350	355,163
Infor (US), Inc., 6.50%, 5/15/22	USD 1,718	1,683,056
j2 Cloud Services, LLC/ j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(3)	USD 400	399,498
MTS Systems Corp., 5.75%, 8/15/27(3)	USD 103	96,412
NXP BV/NXP Funding, LLC:
3.875%, 9/1/22(3)	USD 500	502,417
4.125%, 6/1/21(3)	USD 750	757,282
Open Text Corp., 3.875%, 2/15/28(3)	USD 345	325,917
Open Text Holdings, Inc., 4.125%, 2/15/30(3)	USD 302	285,654
Presidio Holdings, Inc.:
4.875%, 2/1/27(3)	USD 120	108,675
8.25%, 2/1/28(3)	USD 344	305,730
PTC, Inc.:
3.625%, 2/15/25(3)	USD 172	162,110
4.00%, 2/15/28(3)	USD 173	167,429
Riverbed Technology, Inc., 8.875%, 3/1/23(3)	USD 708	453,120
Science Applications International Corp., 4.875%, 4/1/28(3)	USD 127	122,634

10
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology (continued)
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(3)	USD 1,000	$ 985,550
Sensata Technologies, Inc., 4.375%, 2/15/30(3)	USD 199	180,607
SS&C Technologies, Inc., 5.50%, 9/30/27(3)	USD 148	153,458
		$ 11,026,097
Telecommunications — 6.5%
CenturyLink, Inc., Series W, 6.75%, 12/1/23	USD 123	$ 131,494
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(3)	USD 788	654,040
Front Range BidCo, Inc., 6.125%, 3/1/28(3)	USD 372	355,492
Hughes Satellite Systems Corp.:
5.25%, 8/1/26	USD 535	534,220
6.625%, 8/1/26	USD 590	602,660
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(3)(8)	USD 324	206,049
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(3)	USD 1,252	1,240,169
Level 3 Financing, Inc.:
5.375%, 8/15/22	USD 1,681	1,690,666
5.375%, 1/15/24	USD 355	358,104
Sable International Finance, Ltd., 5.75%, 9/7/27(3)	USD 226	205,331
SBA Communications Corp., 4.00%, 10/1/22	USD 240	241,723
Sprint Corp.:
7.125%, 6/15/24	USD 1,000	1,104,985
7.25%, 9/15/21	USD 1,000	1,036,160
7.625%, 3/1/26	USD 1,000	1,137,350
7.875%, 9/15/23	USD 2,093	2,320,373
Telecom Italia Capital S.A., 6.00%, 9/30/34	USD 156	155,527
Telecom Italia SpA, 5.303%, 5/30/24(3)	USD 366	370,586
T-Mobile USA, Inc.:
4.50%, 2/1/26	USD 245	250,647
4.75%, 2/1/28	USD 275	285,464
6.00%, 4/15/24	USD 270	276,067
6.50%, 1/15/26	USD 1,000	1,055,550
ViaSat, Inc., 5.625%, 4/15/27(3)	USD 225	223,436
		$ 14,436,093
Utilities — 3.5%
AES Corp., 5.125%, 9/1/27	USD 1,500	$ 1,512,045
Calpine Corp., 5.125%, 3/15/28(3)	USD 1,656	1,535,940
Clearway Energy Operating, LLC, 4.75%, 3/15/28(3)	USD 1,000	931,250
Drax Finco PLC, 6.625%, 11/1/25(3)	USD 223	224,952
Security	Principal Amount (000's omitted)	Value
Utilities (continued)
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(3)	USD 155	$ 152,095
4.50%, 9/15/27(3)	USD 227	222,907
Pattern Energy Group, Inc., 5.875%, 2/1/24(3)	USD 1,200	1,201,710
TerraForm Power Operating, LLC:
4.25%, 1/31/23(3)	USD 650	649,980
4.75%, 1/15/30(3)	USD 1,000	975,550
5.00%, 1/31/28(3)	USD 402	423,447
		$ 7,829,876
Total Corporate Bonds (identified cost $203,256,205)		$ 187,009,728

Floating Rate Loans — 6.9%(11)

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.8%
Navistar International Corp., Term Loan, 4.28%, (1 mo. USD LIBOR + 3.50%), 11/6/24	$ 1,023	$ 898,764
Panther BF Aggregator 2, L.P., Term Loan, 4/30/26(12)	1,000	920,000
$ 1,818,764
Building Materials — 0.1%
Hillman Group, Inc. (The), Term Loan, 5.072%, (6 mo. USD LIBOR + 4.00%), 5/31/25	$ 178	$ 141,361
$ 141,361
Capital Goods — 0.5%
Welbilt, Inc., 2018 Term Loan B, 10/23/25(12)	$ 1,434	$ 1,147,200
$ 1,147,200
Diversified Media — 0.4%
Terrier Media Buyer, Inc., Term Loan, 12/17/26(12)	$ 1,000	$ 866,875
$ 866,875
Food, Beverage & Tobacco — 0.1%
BellRing Brands, LLC, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 10/21/24	$ 187	$ 176,792
$ 176,792
Health Care — 0.6%
Elanco Animal Health Incorporated, Term Loan, 2/4/27(12)	$ 331	$ 317,975

11
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Envision Healthcare Corporation, Term Loan, 4.739%, (1 mo. USD LIBOR + 3.75%), 10/10/25	$ 434	$ 232,383
National Mentor Holdings, Inc.:
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), 3/9/26	343	312,143
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), 3/9/26	14	12,758
RegionalCare Hospital Partners Holdings, Inc., 4.739%, (1 mo. USD LIBOR + 3.75%), 11/17/25	429	402,616
		$ 1,277,875
Insurance — 1.2%
Asurion, LLC, Term Loan - Second Lien, 7.49%, (1 mo. USD LIBOR + 6.50%), 8/4/25	$ 2,575	$ 2,407,625
Sedgwick Claims Management Services, Inc., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 12/31/25	440	388,170
		$ 2,795,795
Metals/Mining — 0.4%
GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/12/25	$ 962	$ 841,668
		$ 841,668
Services — 0.8%
AlixPartners, LLP, Term Loan, 4/4/24(12)	$ 1,000	$ 952,500
KAR Auction Services, Inc., Term Loan, 3.188%, (1 mo. USD LIBOR + 2.25%), 9/19/26	995	925,350
		$ 1,877,850
Super Retail — 0.8%
PetSmart, Inc., Term Loan, 3/11/22(12)	$ 1,788	$ 1,723,146
		$ 1,723,146
Technology — 0.7%
Infor (US), Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/1/22	$ 883	$ 856,742
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), 4/16/25	80	76,013
SS&C Technologies, Inc.:
Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 4/16/25	114	108,574
Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 4/16/25	445	422,747
		$ 1,464,076
Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.5%
Intelsat Jackson Holdings S.A., Term Loan, 6.625%, 1/2/24(13)	$ 1,170	$ 1,099,800
$ 1,099,800
Total Floating Rate Loans (identified cost $15,877,252)		$ 15,231,202

Warrants — 0.0%(2)

Security	Shares	Value
Broadcasting — 0.0%(2)
iHeartMedia, Inc., Exp. 5/1/39(1)	5,646	$ 41,272
Total Warrants (identified cost $93,576)		$ 41,272

Short-Term Investments — 0.7%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(14)	1,628,808	$ 1,628,808
Total Short-Term Investments (identified cost $1,628,808)		$ 1,628,808
Total Investments — 92.4% (identified cost $222,753,816)		$ 205,315,050
Other Assets, Less Liabilities — 7.6%		$ 16,931,722
Net Assets — 100.0%		$ 222,246,772

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $125,369,690, which represents 56.4% of the net assets of the Fund as of March 31, 2020.
(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.
(5)	Security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities is $6,684,007 or 3.0% of the Fund's net assets.

12
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $2,815,969.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(10)	When-issued security.
(11)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.
(12)	This floating rate loan will settle after March 31, 2020, at which time the interest rate will be determined.
(13)	Fixed-rate loan.
(14)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	269,487	USD	290,594	State Street Bank and Trust Company	4/30/20	$ 6,941	$ —
EUR	179,568	USD	196,060	State Street Bank and Trust Company	4/30/20	2,196	—
EUR	67,123	USD	72,152	State Street Bank and Trust Company	4/30/20	1,956	—
EUR	102,649	USD	112,596	State Street Bank and Trust Company	4/30/20	737	—
EUR	330,933	USD	365,474	State Street Bank and Trust Company	4/30/20	—	(98)
EUR	202,727	USD	227,218	State Street Bank and Trust Company	4/30/20	—	(3,392)
EUR	409,212	USD	456,862	State Street Bank and Trust Company	4/30/20	—	(5,061)
EUR	451,944	USD	510,669	State Street Bank and Trust Company	4/30/20	—	(11,688)
USD	6,702,209	EUR	6,053,015	State Street Bank and Trust Company	4/30/20	19,216	—
USD	887,647	EUR	800,257	State Street Bank and Trust Company	4/30/20	4,102	—
USD	436,841	EUR	392,730	State Street Bank and Trust Company	4/30/20	3,237	—
USD	111,029	EUR	100,000	State Street Bank and Trust Company	4/30/20	622	—
USD	225,942	EUR	205,641	State Street Bank and Trust Company	4/30/20	—	(1,102)
USD	336,880	EUR	311,000	State Street Bank and Trust Company	4/30/20	—	(6,488)
USD	546,399	EUR	501,250	State Street Bank and Trust Company	4/30/20	—	(7,020)
USD	425,621	EUR	393,000	State Street Bank and Trust Company	4/30/20	—	(8,281)
						$39,007	$(43,130)

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
13
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $222,753,816) - including $2,815,969 of securities on loan	$ 205,315,050
Receivable for open forward foreign currency exchange contracts	39,007
Cash	23,623,867
Receivable for investments sold	682,686
Receivable for capital shares sold	3,131,631
Interest receivable	3,110,859
Securities lending income receivable	1,459
Tax reclaims receivable	4,636
Receivable from affiliate	18,427
Trustees' deferred compensation plan	134,306
Total assets	$236,061,928
Liabilities
Payable for open forward foreign currency exchange contracts	$ 43,130
Due to custodian - foreign currency, at value (cost $550)	548
Payable for investments purchased	11,133,156
Payable for when-issued securities	122,000
Payable for capital shares redeemed	471,671
Distributions payable	52,026
Deposits for securities loaned	1,628,808
Payable to affiliates:
Investment advisory fee	86,342
Administrative fee	21,585
Distribution and service fees	12,821
Sub-transfer agency fee	1,370
Trustees' deferred compensation plan	134,306
Accrued expenses	107,393
Total liabilities	$ 13,815,156
Net Assets	$222,246,772
Sources of Net Assets
Paid-in capital	$ 253,874,362
Accumulated loss	(31,627,590)
Total	$222,246,772
Class A Shares
Net Assets	$ 44,062,377
Shares Outstanding	1,812,377
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 24.31
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 25.26
Class C Shares
Net Assets	$ 3,397,880
Shares Outstanding	137,623
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 24.69
14
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2020
Class I Shares
Net Assets	$174,667,443
Shares Outstanding	7,288,950
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.96
Class R6 Shares
Net Assets	$ 119,072
Shares Outstanding	4,967
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.97

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Interest and other income (net of foreign taxes withheld of $878)	$ 5,699,338
Securities lending income, net	16,219
Total investment income	$ 5,715,557
Expenses
Investment advisory fee	$ 519,345
Administrative fee	129,836
Distribution and service fees:
Class A	63,402
Class C	19,619
Trustees' fees and expenses	6,178
Custodian fees	3,540
Transfer agency fees and expenses	105,381
Accounting fees	27,784
Professional fees	23,593
Registration fees	33,144
Reports to shareholders	14,280
Miscellaneous	24,525
Total expenses	$ 970,627
Waiver and/or reimbursement of expenses by affiliate	$ (53,080)
Reimbursement of expenses - other	(3,007)
Net expenses	$ 914,540
Net investment income	$ 4,801,017
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (509,001)
Foreign currency transactions	(1,249)
Forward foreign currency exchange contracts	82,287
Net realized loss	$ (427,963)
Change in unrealized appreciation (depreciation):
Investment securities	$ (21,545,127)
Foreign currency	416
Forward foreign currency exchange contracts	(38,230)
Net change in unrealized appreciation (depreciation)	$(21,582,941)
Net realized and unrealized loss	$(22,010,904)
Net decrease in net assets from operations	$(17,209,887)
16
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,801,017	$ 8,703,974
Net realized loss	(427,963)	(1,761,742)
Net change in unrealized appreciation (depreciation)	(21,582,941)	5,040,860
Net increase (decrease) in net assets from operations	$ (17,209,887)	$ 11,983,092
Distributions to shareholders:
Class A	$ (1,240,701)	$ (2,264,141)
Class C	(81,328)	(161,351)
Class I	(4,126,347)	(6,413,168)
Class R6	(1,654)	(558)
Total distributions to shareholders	$ (5,450,030)	$ (8,839,218)
Capital share transactions:
Class A	$ (1,859,772)	$ (643,181)
Class C	(158,205)	(566,132)
Class I	41,815,026	21,983,528
Class R6	69,458	56,585 (1)
Net increase in net assets from capital share transactions	$ 39,866,507	$ 20,830,800
Net increase in net assets	$ 17,206,590	$ 23,974,674
Net Assets
At beginning of period	$ 205,040,182	$ 181,065,508
At end of period	$222,246,772	$205,040,182

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
17
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 27.20	$ 26.73	$ 27.67	$ 27.30	$ 26.32	$ 29.61
Income (Loss) From Operations
Net investment income(1)	$ 0.58	$ 1.24	$ 1.23	$ 1.30	$ 1.43	$ 1.41
Net realized and unrealized gain (loss)	(2.81)	0.49	(0.96)	0.36	0.96	(2.56)
Total income (loss) from operations	$ (2.23)	$ 1.73	$ 0.27	$ 1.66	$ 2.39	$ (1.15)
Less Distributions
From net investment income	$ (0.66)	$ (1.26)	$ (1.21)	$ (1.29)	$ (1.41)	$ (1.42)
From net realized gain	—	—	—	—	—	(0.72)
Total distributions	$ (0.66)	$ (1.26)	$ (1.21)	$ (1.29)	$ (1.41)	$ (2.14)
Net asset value — End of period	$ 24.31	$ 27.20	$ 26.73	$ 27.67	$ 27.30	$ 26.32
Total Return(2)	(8.40)% (3)	6.70%	1.00%	6.23%	9.43%	(4.03)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,062	$51,273	$51,118	$61,471	$71,817	$61,711
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.07% (5)	1.07%	1.10%	1.21%	1.34%	1.37%
Net expenses	1.02% (5)	1.04%	1.07%	1.07%	1.07%	1.07%
Net investment income	4.30% (5)	4.65%	4.53%	4.74%	5.41%	5.05%
Portfolio Turnover	27% (3)	39%	49%	67%	129%	198%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
18
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 27.62	$ 27.14	$ 28.07	$ 27.68	$ 26.67	$ 29.98
Income (Loss) From Operations
Net investment income(1)	$ 0.48	$ 1.05	$ 1.04	$ 1.11	$ 1.22	$ 1.15
Net realized and unrealized gain (loss)	(2.84)	0.50	(0.97)	0.36	0.98	(2.59)
Total income (loss) from operations	$ (2.36)	$ 1.55	$ 0.07	$ 1.47	$ 2.20	$ (1.44)
Less Distributions
From net investment income	$ (0.57)	$ (1.07)	$ (1.00)	$ (1.08)	$ (1.19)	$ (1.15)
From net realized gain	—	—	—	—	—	(0.72)
Total distributions	$ (0.57)	$ (1.07)	$ (1.00)	$ (1.08)	$ (1.19)	$ (1.87)
Net asset value — End of period	$24.69	$27.62	$27.14	$28.07	$27.68	$26.67
Total Return(2)	(8.72)% (3)	5.89%	0.27%	5.43%	8.50%	(4.97)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,398	$ 3,977	$ 4,476	$ 5,507	$ 5,572	$ 5,927
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.82% (5)	1.82%	1.85%	2.38%	2.28%	2.33%
Net expenses	1.77% (5)	1.79%	1.82%	1.82%	1.91%	2.07%
Net investment income	3.55% (5)	3.91%	3.77%	3.98%	4.58%	4.05%
Portfolio Turnover	27% (3)	39%	49%	67%	129%	198%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
19
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 26.80	$ 26.35	$ 27.27	$ 26.93	$ 25.98	$ 29.25
Income (Loss) From Operations
Net investment income(1)	$ 0.60	$ 1.29	$ 1.30	$ 1.37	$ 1.49	$ 1.49
Net realized and unrealized gain (loss)	(2.76)	0.47	(0.94)	0.35	0.96	(2.53)
Total income (loss) from operations	$ (2.16)	$ 1.76	$ 0.36	$ 1.72	$ 2.45	$ (1.04)
Less Distributions
From net investment income	$ (0.68)	$ (1.31)	$ (1.28)	$ (1.38)	$ (1.50)	$ (1.51)
From net realized gain	—	—	—	—	—	(0.72)
Total distributions	$ (0.68)	$ (1.31)	$ (1.28)	$ (1.38)	$ (1.50)	$ (2.23)
Net asset value — End of period	$ 23.96	$ 26.80	$ 26.35	$ 27.27	$ 26.93	$ 25.98
Total Return(2)	(8.26)% (3)	6.93%	1.35%	6.57%	9.81%	(3.71)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$174,667	$149,733	$125,471	$76,980	$80,815	$34,539
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.82% (5)	0.82%	0.85%	0.79%	0.92%	0.93%
Net expenses	0.77% (5)	0.76%	0.74%	0.74%	0.74%	0.74%
Net investment income	4.50% (5)	4.92%	4.87%	5.06%	5.76%	5.39%
Portfolio Turnover	27% (3)	39%	49%	67%	129%	198%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
20
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)

Net asset value — Beginning of period	$ 26.81	$ 25.96
Income (Loss) From Operations
Net investment income(2)	$ 0.60	$ 0.85
Net realized and unrealized gain (loss)	(2.75)	0.86
Total income (loss) from operations	$ (2.15)	$ 1.71
Less Distributions
From net investment income	$ (0.69)	$ (0.86)
Total distributions	$ (0.69)	$ (0.86)
Net asset value — End of period	$23.97	$26.81
Total Return(3)(4)	(8.23)%	6.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 119	$ 57
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.76%	0.74%
Net expenses(6)	0.71%	0.71%
Net investment income(6)	4.54%	4.85%
Portfolio Turnover	27% (4)	39% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
21
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert High Yield Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek high current income and capital appreciation, secondarily. The Fund invests primarily in high-yield, high-risk bonds, with varying maturities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the
22

Calvert
High Yield Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,148,620(1)	$ —	$ —	$ 1,148,620
Convertible Bonds	—	255,420	—	255,420
Corporate Bonds	—	187,009,728	—	187,009,728
Floating Rate Loans	—	15,231,202	—	15,231,202
Warrants	41,272	—	—	41,272
Short-Term Investments	1,628,808	—	—	1,628,808
Total Investments	$2,818,700	$202,496,350	$ —	$205,315,050
Forward Foreign Currency Exchange Contracts	$ —	$ 39,007	$ —	$ 39,007
Total	$2,818,700	$202,535,357	$ —	$205,354,057
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (43,130)	$ —	$ (43,130)
Total	$ —	$ (43,130)	$ —	$ (43,130)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying
23

Calvert
High Yield Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.48% of the Fund’s average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $519,345.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.02%, 1.77%, 0.77% and 0.71% for Class A, Class C, Class I and Class R6, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $53,080.
24

Calvert
High Yield Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $129,836.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $63,402 and $19,619 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $7,628 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $8,688 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $3,007, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on floating rate loans, were $87,057,430 and $54,651,148, respectively. Purchases and sales of U.S. government and agency securities were none and $1,052,487, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $13,072,401 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2019, $6,315,739 are short-term and $6,756,662 are long-term.
25

Calvert
High Yield Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$223,294,242
Gross unrealized appreciation	$ 1,431,905
Gross unrealized depreciation	(19,415,220)
Net unrealized depreciation	$ (17,983,315)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2020 is included in the Schedule of Investments. At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the six months ended March 31, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $43,130. At March 31, 2020, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk was as follows:
26

Calvert
High Yield Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$39,007	$(43,130)
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2020.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$39,007	$(39,007)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(43,130)	$39,007	$ —	$ —	$(4,123)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended March 31, 2020 was as follows:
Statement of Operations Caption
Net realized gain (loss):
Forward foreign currency exchange contracts	$ 82,287
Total	$ 82,287
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (38,230)
Total	$(38,230)
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended March 31, 2020, which is indicative of the volume of this derivative type, was approximately $6,483,000.
27

Calvert
High Yield Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan, including accrued interest, was $2,847,432 and the total value of collateral received was $2,923,163, comprised of cash of $1,628,808 and U.S. government and/or agencies securities of $1,294,355.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$1,628,808	$ —	$ —	$ —	$1,628,808
The carrying amount of the liability for deposit for securities loaned at March 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
7  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings pursuant to its lines of credit during the six months ended March 31, 2020.
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
28

Calvert
High Yield Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	208,099	$ 5,597,394	391,309	$ 10,475,816
Reinvestment of distributions	42,879	1,145,225	81,417	2,161,312
Shares redeemed	(324,359)	(8,616,271)	(507,326)	(13,478,614)
Converted from Class C	511	13,880	7,529	198,305
Net decrease	(72,870)	$ (1,859,772)	(27,071)	$ (643,181)
Class C
Shares sold	16,988	$ 471,319	17,688	$ 471,857
Reinvestment of distributions	2,889	78,430	5,873	158,254
Shares redeemed	(25,741)	(694,074)	(37,104)	(997,938)
Converted to Class A	(503)	(13,880)	(7,419)	(198,305)
Net decrease	(6,367)	$ (158,205)	(20,962)	$ (566,132)
Class I
Shares sold	2,522,518	$ 62,835,980	3,209,523	$ 84,314,406
Reinvestment of distributions	147,157	3,868,333	226,427	5,931,231
Shares redeemed	(967,156)	(24,889,287)	(2,611,712)	(68,262,109)
Net increase	1,702,519	$ 41,815,026	824,238	$ 21,983,528
Class R6
Shares sold	2,781	$ 67,974	2,109	$ 56,027
Reinvestment of distributions	63	1,654	21	558
Shares redeemed	(7)	(170)	—	—
Net increase	2,837	$ 69,458	2,130	$ 56,585

(1)	For Class R6, for the period from the commencement of operations, February 1, 2019, to September 30, 2019.
9  Risks and Uncertainties
Credit Risk
The Fund primarily invests in securities rated below investment grade and comparable unrated investments. These investments can involve a substantial risk of loss and are considered speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
29

Calvert
High Yield Bond Fund
March 31, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
30

Calvert
High Yield Bond Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert High Yield Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe and its benchmark index for the one-year period ended September 30, 2019, while the Fund had underperformed the median of its peer universe and its benchmark index for the three- and five-year periods ended September 30, 2019. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
31

Calvert
High Yield Bond Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
32

Calvert
High Yield Bond Fund
March 31, 2020
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
33

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24186     3.31.20

Calvert
Short Duration Income Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
Short Duration Income Fund

Calvert
Short Duration Income Fund
March 31, 2020
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/31/2002	01/31/2002	(3.66)%	(1.20)%	1.24%	1.79%
Class A with 2.75% Maximum Sales Charge	—	—	(6.33)	(3.90)	0.67	1.51
Class C at NAV	10/01/2002	01/31/2002	(3.97)	(1.88)	0.50	1.04
Class C with 1% Maximum Sales Charge	—	—	(4.93)	(2.85)	0.50	1.04
Class I at NAV	04/21/2006	01/31/2002	(3.50)	(0.92)	1.61	2.27
Class R6 at NAV	02/01/2019	01/31/2002	(3.48)	(0.89)	1.61	2.27
··
Bloomberg Barclays 1-5 Year U.S. Credit Index	—	—	(0.39)%	2.82%	2.22%	2.74%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.79%	1.55%	0.54%	0.49%
Net	0.76	1.51	0.51	0.46
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Short Duration Income Fund
March 31, 2020
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)*

* Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as "Not Rated" (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Short Duration Income Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays 1-5 Year U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity between one and five years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charge, commissions, expenses, taxes and leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Short Duration Income Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 963.40	$3.73 **	0.76%
Class C	$1,000.00	$ 960.30	$7.40 **	1.51%
Class I	$1,000.00	$ 965.00	$2.51 **	0.51%
Class R6	$1,000.00	$ 965.20	$2.26 **	0.46%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.84 **	0.76%
Class C	$1,000.00	$1,017.45	$7.62 **	1.51%
Class I	$1,000.00	$1,022.45	$2.58 **	0.51%
Class R6	$1,000.00	$1,022.70	$2.33 **	0.46%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 24.9%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$ 3,157	$ 3,180,358
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22(1)	1,535	1,277,621
Series 2019-A, Class A, 3.48%, 7/15/22(1)	1,592	1,549,782
Series 2019-B, Class A, 2.72%, 10/15/26(1)	16,729	16,299,899
Avis Budget Rental Car Funding AESOP, LLC:
Series 2015-1A, Class A, 2.50%, 7/20/21(1)	9,377	9,363,969
Series 2015-1A, Class B, 3.22%, 7/20/21(1)	11,300	11,235,789
Chesapeake Funding II, LLC:
Series 2017-3A, Class A1, 1.91%, 8/15/29(1)	1,472	1,464,785
Series 2017-4A, Class A1, 2.12%, 11/15/29(1)	7,281	7,245,172
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	23,214	22,011,922
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32(1)	441	441,135
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	307	299,662
Series 2018-A, Class B, 4.65%, 1/15/23(1)	509	487,718
Series 2019-A, Class A, 3.40%, 10/16/23(1)	857	833,279
Series 2019-B, Class A, 2.66%, 6/17/24(1)	10,278	9,752,296
Series 2019-B, Class B, 3.62%, 6/17/24(1)	5,680	4,710,134
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3, Class B, 4.32%, 1/15/26(1)	5,995	4,940,235
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	1,547	1,496,079
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	9,878	9,322,286
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	6,507	6,251,211
Credit Acceptance Auto Loan Trust:
Series 2017-1A, Class B, 3.04%, 12/15/25(1)	3,431	3,429,990
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	945	941,847
Series 2017-3A, Class A, 2.65%, 6/15/26(1)	1,102	1,096,795
Dell Equipment Finance Trust, Series 2017-2, Class A3, 2.19%, 10/24/22(1)	136	136,059
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	5,936	5,993,622
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	3,218	3,151,647
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	3,860	3,580,464
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	3,225	2,817,706
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	8,354	7,972,250
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	6,407	6,157,792
Hertz Fleet Lease Funding, L.P., Series 2018-1, Class A1, 1.363%, (1 mo. USD LIBOR + 0.50%), 5/10/32(1)(2)	4,949	4,916,477
Security	Principal Amount (000's omitted)	Value
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	$ 4,426	$ 3,129,009
Horizon Aircraft Finance III, Ltd.:
Series 2019-2, Class A, 3.425%, 11/15/39(1)	4,285	3,004,351
Series 2019-2, Class B, 4.458%, 11/15/39(1)	761	467,499
InSite Issuer, LLC, Series 2016-1A, Class A, 2.883%, 11/15/46(1)	2,745	2,376,892
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	4,434	4,101,168
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	1,800	1,168,938
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	835	513,570
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	1,500	1,391,603
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	10,039	9,652,224
Series 2020-1A, Class B, 2.38%, 3/15/30(1)	3,250	2,719,407
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(1)	4,320	3,721,576
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.56%, 10/17/22(1)	1,955	1,887,859
OneMain Financial Issuance Trust:
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	10,445	10,276,474
Series 2017-1A, Class A2, 1.505%, (1 mo. USD LIBOR + 0.80%), 9/14/32(1)(2)	3,397	3,319,202
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	8,834	8,323,936
Oportun Funding VIII, LLC, Series 2018-A, Class B, 4.45%, 3/8/24(1)	8,580	8,148,996
OSCAR US Funding X, LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,299	1,307,413
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	7,580	7,235,693
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	7,018	6,318,830
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32(1)	8,485	8,407,502
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23(1)	784	763,179
Series 2017-2A, Class C, 5.37%, 9/15/23(1)	1,037	1,030,182
Series 2018-1A, Class B, 3.90%, 6/17/24(1)	754	752,234
Series 2018-1A, Class C, 4.87%, 6/17/24(1)	1,000	971,519
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	1,611	1,601,480
Series 2018-2A, Class B, 3.96%, 10/15/24(1)	14,348	13,941,612
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	596	588,657
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	16,946	15,977,888
Sierra Timeshare Receivables Funding, LLC, Series 2015-3A, Class B, 3.08%, 9/20/32(1)	513	509,087

6
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	$ 6,018	$ 5,907,337
Series 2020-A, Class A, 2.62%, 12/15/26(1)	5,153	5,029,932
Series 2020-A, Class B, 3.20%, 12/15/26(1)	2,051	1,930,072
SoFi Consumer Loan Program, LLC, Series 2017-6, Class B, 3.52%, 11/25/26(1)	4,350	4,075,733
SoFi Professional Loan Program, LLC, Series 2015-B, Class B, 3.52%, 3/25/36(1)	1,249	1,258,011
SolarCity LMC Series III, LLC, Series 2014-2, Class A, 4.02%, 7/20/44(1)	3,046	2,864,220
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	11,485	10,824,709
Springleaf Funding Trust:
Series 2015-BA, Class A, 3.48%, 5/15/28(1)	7,200	6,985,956
Series 2016-AA, Class A, 2.90%, 11/15/29(1)	1,302	1,291,582
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	33,825	33,980,597
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,720	2,586,396
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,663	1,672,424
Series 2018-B, Class B, 4.12%, 10/20/21(1)	1,000	986,191
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	3,239	3,237,840
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	2,500	2,510,090
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	10,740	10,813,644
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	2,260	2,221,646
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class A, 4.212% to 4/15/24, 5/17/32(1)(4)	7,785	5,863,861
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	4,972	4,959,723
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,786	5,599,127
VB-S1 Issuer, LLC, Series 2016-1A, Class C, 3.065%, 6/15/46(1)	10,000	9,926,280
Verizon Owner Trust, Series 2017-2A, Class A, 1.92%, 12/20/21(1)	322	321,440
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	775	500,108
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,610	1,278,018
Total Asset-Backed Securities (identified cost $426,219,011)		$ 402,590,898

Collateralized Mortgage-Backed Obligations — 11.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 3.747%, (1 mo. USD LIBOR + 2.80%), 5/25/28(2)	$ 955	$ 952,220
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2016-HQA2, Class M2, 3.197%, (1 mo. USD LIBOR + 2.25%), 11/25/28(2)	$ 534	$ 529,642
Series 2017-DNA3, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 3/25/30(2)	2,183	2,149,117
Series 2017-DNA3, Class M2, 3.447%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	5,279	4,674,135
Series 2017-HQA2, Class M1, 1.747%, (1 mo. USD LIBOR + 0.80%), 12/25/29(2)	602	602,770
Series 2018-DNA1, Class M2, 2.747%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	9,245	7,826,794
Series 2018-DNA1, Class M2AT, 1.997%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	7,322	6,726,930
Series 2019-DNA2, Class M2, 3.397%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	9,341	7,966,161
Series 2019-DNA3, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	15,821	13,426,306
Series 2019-DNA4, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 10/25/49(1)(2)	1,425	1,403,609
Series 2019-DNA4, Class M2, 2.897%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	8,166	6,603,838
Series 2019-HQA1, Class M2, 3.297%, (1 mo. USD LIBOR +2.35%), 2/25/49(1)(2)	9,927	8,408,153
Series 2019-HQA2, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(2)	4,795	4,028,471
Series 2019-HQA3, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/49(1)(2)	380	378,243
Series 2019-HQA3, Class M2, 2.797%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(2)	1,587	1,300,809
Series 2020-DNA1, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(2)	5,017	4,873,749
Series 2020-DNA2, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	7,475	6,940,826
Series 2020-HQA1, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(2)	1,769	1,685,204
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.547%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	8,842	8,163,053
Series 2014-C03, Class 1M2, 3.947%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	19,805	18,106,849
Series 2014-C03, Class 2M2, 3.847%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	3,148	2,931,205
Series 2014-C04, Class 1M2, 5.847%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	9,741	9,297,751
Series 2017-C04, Class 2M1, 1.797%, (1 mo. USD LIBOR + 0.85%), 11/25/29(2)	435	436,596
Series 2017-C06, Class 1M2, 3.597%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,339	1,202,206
Series 2017-C07, Class 1M1, 1.597%, (1 mo. USD LIBOR + 0.65%), 5/25/30(2)	1,852	1,859,987
Series 2018-C01, Class 1M1, 1.547%, (1 mo. USD LIBOR + 0.60%), 7/25/30(2)	539	540,675
Series 2018-C03, Class 1M1, 1.627%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	1,149	1,149,326

7
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2018-C05, Class 1M1, 1.667%, (1 mo. USD LIBOR + 0.72%), 1/25/31(2)	$ 876	$ 878,735
Series 2018-R07, Class 1M2, 3.347%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	7,745	6,864,557
Series 2019-R01, Class 2M2, 3.397%, (1 mo. USD LIBOR + 2.45%), 7/25/31(1)(2)	4,912	4,103,245
Series 2019-R02, Class 1M2, 3.247%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	19,367	16,799,087
Series 2019-R03, Class 1M2, 3.097%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(2)	2,921	2,520,212
Series 2019-R05, Class 1M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 7/25/39(1)(2)	38	38,249
Series 2019-R05, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	2,434	2,102,501
Series 2019-R06, Class 2M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(2)	4,909	4,817,859
Series 2020-R01, Class 1M1, 1.747%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(2)	6,025	5,834,815
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 2.227%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	1,280	1,272,189
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(4)	6,420	5,666,087
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	5,310	5,304,267
Total Collateralized Mortgage-Backed Obligations (identified cost $203,996,693)		$ 180,366,428

Commercial Mortgage-Backed Securities — 6.3%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(5)	$ 10,820	$ 9,697,599
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(5)	6,285	5,149,729
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.625%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	4,599	4,440,989
Series 2019-XL, Class B, 1.705%, (1 mo. USD LIBOR + 1.00%), 12/15/36(1)(2)	5,000	4,658,200
Series 2019-XL, Class B, 1.785%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	6,955	6,643,472
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 4.197%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	1,185	842,998
Series 2019-1, Class M7, 2.647%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	291	261,466
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust: (continued)
Series 2020-01, Class M10, 4.362%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	$ 1,850	$ 1,466,748
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)(5)	4,200	3,713,035
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(5)	1,920	1,537,702
Morgan Stanley Capital I Trust:
Series 2017, Class B, 1.555%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)	3,600	3,418,956
Series 2017, Class C, 1.705%, (1 mo. USD LIBOR + 1.00%), 11/15/34(1)(2)	5,555	5,291,097
Series 2019-BPR, Class A, 2.105%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	17,880	16,682,789
Motel 6 Trust:
Series 2017-MTL6, Class A, 1.625%, (1 mo. USD LIBOR + 0.92%), 8/15/34(1)(2)	2,244	2,107,352
Series 2017-MTL6, Class B, 1.895%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(2)	3,543	3,154,145
Series 2017-MTL6, Class C, 2.105%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	12,458	10,839,878
Series 2017-MTL6, Class D, 2.855%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	1,770	1,575,532
RETL Trust:
Series 2019-RVP, Class A, 1.855%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	1,232	1,152,268
Series 2019-RVP, Class B, 2.255%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	13,540	12,083,120
WFLD 2014-MONT Mortgage Trust, Series 2014-MONT, Class A, 3.755%, 8/10/31(1)(5)	7,000	7,043,260
Total Commercial Mortgage-Backed Securities (identified cost $112,292,622)		$ 101,760,335

Corporate Bonds — 46.6%

Security	Principal Amount (000's omitted)	Value
Communications — 1.1%
AT&T, Inc., 2.781%, (3 mo. USD LIBOR + 0.95%), 7/15/21(2)	$ 1,183	$ 1,162,790
Comcast Corp., 2.349%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	5,520	5,399,527
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	829	764,918
Crown Castle Towers, LLC, 3.222%, 5/15/42(1)	2,765	2,766,674
Sprint Corp., 7.25%, 9/15/21	4,985	5,165,258
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 3.36%, 9/20/21(1)	1,125	1,123,594

8
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications (continued)
Verizon Communications, Inc., 1.741%, (3 mo. USD LIBOR + 1.00%), 3/16/22(2)	$ 2,144	$ 2,041,240
		$ 18,424,001
Consumer, Cyclical — 4.8%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	$ 1,706	$ 1,446,640
5.25%, 7/15/25	2,771	2,792,066
5.60%, 1/15/22(1)	4,165	4,176,007
Azul Investments, LLP, 5.875%, 10/26/24(1)	2,850	1,592,452
Ford Motor Credit Co., LLC:
1.574%, (3 mo. USD LIBOR + 0.79%), 6/12/20(2)	14,310	13,885,963
2.71%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	2,200	2,035,218
2.728%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	4,509	4,147,144
2.843%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	2,000	1,640,000
2.979%, 8/3/22	11,297	10,562,695
3.087%, 1/9/23	2,516	2,276,980
3.336%, 3/18/21	4,500	4,320,000
4.14%, 2/15/23	1,530	1,431,468
Macy's Retail Holdings, Inc.:
2.875%, 2/15/23	6,625	4,773,682
3.625%, 6/1/24	13,160	8,833,964
Tapestry, Inc., 4.125%, 7/15/27	7,280	6,220,679
TJX Cos., Inc. (The), 3.50%, 4/15/25	7,357	7,533,351
		$ 77,668,309
Consumer, Non-cyclical — 5.4%
AbbVie, Inc., 2.046%, (3 mo. USD LIBOR + 0.35%), 5/21/21(1)(2)	$ 6,000	$ 5,829,610
Becton Dickinson and Co.:
2.25%, (3 mo. USD LIBOR + 0.875%), 12/29/20(2)	13,306	12,859,074
2.894%, 6/6/22	12,628	12,648,608
Centene Corp., 4.25%, 12/15/27(1)	7,382	7,436,996
Conagra Brands, Inc., 2.552%, (3 mo. USD LIBOR + 0.75%), 10/22/20(2)	1,567	1,550,557
CVS Health Corp.:
3.70%, 3/9/23	7,736	8,062,899
4.10%, 3/25/25	20,477	21,588,005
CVS Pass-Through Trust, 6.036%, 12/10/28	1,273	1,382,787
Grupo Bimbo SAB de CV, 4.50%, 1/25/22(1)	5,000	5,033,758
Kraft Heinz Foods Co., 2.554%, (3 mo. USD LIBOR + 0.82%), 8/10/22(2)	9,750	9,072,418
Sysco Corp., 5.65%, 4/1/25	1,789	1,864,760
		$ 87,329,472
Security	Principal Amount (000's omitted)	Value
Energy — 0.7%
NuStar Logistics, L.P., 6.75%, 2/1/21	$ 2,200	$ 1,768,140
Oceaneering International, Inc., 4.65%, 11/15/24	2,217	903,427
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	8,500	8,499,745
		$ 11,171,312
Financial — 25.4%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	$ 4,949	$ 3,798,357
Ameriprise Financial, Inc., 3.00%, 4/2/25	5,045	5,023,660
Athene Global Funding, 2.667%, (3 mo. USD LIBOR + 1.23%), 7/1/22(1)(2)	12,065	12,145,902
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	6,350	6,029,969
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(6)	8,640	8,728,069
2.816% to 7/21/22, 7/21/23(6)	15,000	15,077,790
2.881% to 4/24/22, 4/24/23(6)	7,200	7,234,124
3.124% to 1/20/22, 1/20/23(6)	6,000	6,109,652
3.499% to 5/17/21, 5/17/22(6)	24,183	24,477,947
Bank of America NA, 3.335% to 1/25/22, 1/25/23(6)	11,944	11,945,278
Bank of Montreal, 2.05%, 11/1/22	10,789	10,806,298
Bank of Nova Scotia (The), 2.375%, 1/18/23	15,000	15,111,438
Capital One Financial Corp.:
2.49%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	22,500	21,038,396
3.30%, 10/30/24	7,082	6,988,699
Capital One NA:
2.25%, 9/13/21	2,000	1,962,297
2.65%, 8/8/22	3,385	3,356,530
Citigroup, Inc.:
2.312% to 11/4/21, 11/4/22(6)	9,985	9,934,522
2.65%, 10/26/20	7,980	8,007,160
2.70%, 3/30/21	9,300	9,341,886
2.75%, 4/25/22	7,200	7,242,947
2.876% to 7/24/22, 7/24/23(6)	14,000	14,128,622
3.142% to 1/24/22, 1/24/23(6)	8,405	8,517,338
Crown Castle International Corp., 3.20%, 9/1/24	3,500	3,496,068
Digital Realty Trust, L.P., 2.75%, 2/1/23	5,000	4,977,986
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	8,750	8,916,469
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22(6)	5,033	5,062,940
2.905% to 7/24/22, 7/24/23(6)	5,484	5,517,501
HAT Holdings I, LLC/HAT Holdings II, LLC, 5.25%, 7/15/24(1)	2,000	1,932,510
Iron Mountain, Inc., 4.375%, 6/1/21(1)	1,537	1,532,005
JPMorgan Chase & Co., 1.499%, (3 mo. USD LIBOR + 0.61%), 6/18/22(2)	5,000	4,878,335

9
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(6)	$ 4,905	$ 4,641,887
Marsh & McLennan Cos., Inc., 2.575%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	2,129	2,130,969
Morgan Stanley:
0.71%, (SOFR + 0.70%), 1/20/23(2)	31,217	29,149,676
2.954%, (3 mo. USD LIBOR + 1.22%), 5/8/24(2)	7,200	6,907,471
3.125%, 1/23/23	8,000	8,193,070
3.201%, (3 mo. USD LIBOR + 1.40%), 10/24/23(2)	12,000	11,654,264
4.875%, 11/1/22	8,375	8,804,649
Newmark Group, Inc., 6.125%, 11/15/23	4,629	4,716,519
PNC Bank NA, 2.004%, (3 mo. USD LIBOR + 0.33%), 2/24/23(2)	15,000	14,143,446
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	24,460	25,387,068
Radian Group, Inc., 4.875%, 3/15/27	4,214	4,186,788
Regions Financial Corp., 2.75%, 8/14/22	2,545	2,519,696
State Street Corp.:
2.825% to 3/30/22, 3/30/23(1)(6)	1,570	1,585,401
2.901% to 3/30/25, 3/30/26(1)(6)	3,000	3,073,563
Synchrony Financial:
4.25%, 8/15/24	3,198	3,084,547
4.50%, 7/23/25	4,781	4,686,723
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(6)	16,130	15,908,377
Synovus Financial Corp., 3.125%, 11/1/22	5,545	5,587,891
		$ 409,682,700
Industrial — 2.9%
Jabil, Inc.:
3.95%, 1/12/28	$ 8,870	$ 8,539,672
4.70%, 9/15/22	7,583	7,568,937
JSL Europe SA, 7.75%, 7/26/24(1)	4,070	2,961,108
nVent Finance S.a.r.l., 3.95%, 4/15/23	7,836	8,154,605
Otis Worldwide Corp., 2.088%, (3 mo. USD LIBOR + 0.45%), 4/5/23(1)(2)	3,500	3,332,613
Penske Truck Leasing Co., L.P./PTL Finance Corp., 3.375%, 2/1/22(1)	2,500	2,528,796
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	3,160	3,134,557
3.00%, 7/15/22(1)	2,625	2,647,332
3.55%, 4/15/24(1)	3,800	4,063,293
Trimble, Inc, 4.75%, 12/1/24	1,179	1,241,155
Westinghouse Air Brake Technologies Corp., 2.041%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	2,365	2,296,256
		$ 46,468,324
Security	Principal Amount (000's omitted)	Value
Technology — 4.7%
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	$ 6,275	$ 6,297,350
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	31,900	32,252,948
DXC Technology Co., 4.45%, 9/18/22	6,126	6,320,062
Hewlett Packard Enterprise Co.:
1.464%, (3 mo. USD LIBOR + 0.68%), 3/12/21(2)	5,663	5,480,007
2.62%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	10,037	9,453,912
NXP BV/NXP Funding, LLC:
3.875%, 9/1/22(1)	1,500	1,507,251
4.625%, 6/15/22(1)	3,705	3,835,516
4.625%, 6/1/23(1)	3,800	3,915,956
Seagate HDD Cayman, 4.875%, 3/1/24	5,500	5,491,621
Western Digital Corp., 4.75%, 2/15/26	1,704	1,738,506
		$ 76,293,129
Utilities — 1.6%
Avangrid, Inc., 3.15%, 12/1/24	$ 8,312	$ 8,284,237
Enel Finance International NV, 2.65%, 9/10/24(1)	10,529	10,071,407
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	8,566	8,405,430
		$ 26,761,074
Total Corporate Bonds (identified cost $774,895,696)		$ 753,798,321

Floating Rate Loans(7) — 2.3%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$ 3,506	$ 3,155,062
$ 3,155,062
Cosmetics/Toiletries — 0.0%(3)
Prestige Brands, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$ 520	$ 487,861
$ 487,861
Drugs — 0.3%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$ 5,230	$ 5,042,767
$ 5,042,767

10
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical — 1.0%
Epicor Software Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/1/22	$ 3,790	$ 3,515,322
Go Daddy Operating Company, LLC, Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 2/15/24	550	527,370
Hyland Software, Inc., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 7/1/24	3,582	3,346,016
Infor (US), Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/1/22	5,211	5,052,247
MA FinanceCo., LLC, Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	276	251,469
Seattle Spinco, Inc., Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,863	1,698,230
SolarWinds Holdings, Inc., Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 2/5/24	869	810,673
		$ 15,201,327
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.523%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$ 1,778	$ 1,603,416
		$ 1,603,416
Health Care — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$ 4,047	$ 3,736,840
		$ 3,736,840
Industrial Equipment — 0.0%(3)
Rexnord, LLC, Term Loan, 2.679%, (1 mo. USD LIBOR + 1.75%), 8/21/24	$ 461	$ 427,520
		$ 427,520
Insurance — 0.3%
Asurion, LLC, Term Loan, 3.989%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$ 5,535	$ 5,340,877
		$ 5,340,877
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$ 750	$ 634,152
		$ 634,152
Lodging and Casinos — 0.0%(3)
ESH Hospitality, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$ 447	$ 390,571
		$ 390,571
Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.1%
Level 3 Financing, Inc., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 3/1/27	$ 776	$ 733,182
$ 733,182
Total Floating Rate Loans (identified cost $39,182,561)		$ 36,753,575

Municipal Obligations — 0.3%

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.3%
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds:
1.864%, 11/1/21	$ 3,740	$ 3,723,170
1.949%, 11/1/22	675	671,395
1.982%, 11/1/23	700	692,412
2.082%, 11/1/24	500	491,675
Total Municipal Obligations — (identified cost $5,615,000)		$ 5,578,652

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Nacional Financiera SNC, 3.375%, 11/5/20(1)	$ 6,000	$ 5,889,495
Total Sovereign Government Bonds (identified cost $5,998,637)		$ 5,889,495

Taxable Municipal Obligations — 0.7%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
1.97%, 6/1/23	$ 2,000	$ 1,992,980
2.02%, 6/1/24	2,500	2,484,175
2.211%, 6/1/25	4,450	4,436,116
		$ 8,913,271

11
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.1%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.597%, 9/1/25	$ 2,350	$ 2,327,252
$ 2,327,252
Total Taxable Municipal Obligations (identified cost $11,300,000)		$ 11,240,523

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note, 1.50%, , 11/30/24	$ 18,000	$ 18,959,766
Total U.S. Treasury Obligations (identified cost $17,800,907)		$ 18,959,766

Short-Term Investments — 1.2%

Commercial Paper — 1.2%
Security	Principal Amount (000's omitted)	Value
Ford Motor Credit Co., LLC, 3.091%, 11/4/20(1)(8)(9)	$ 8,500	$ 8,095,686
Smithfield Foods, Inc., 2.147%, 6/3/20(1)(8)(9)	11,800	11,744,555
Total Short-Term Investments (identified cost $20,105,488)		$ 19,840,241
Total Investments — 95.1% (identified cost $1,617,406,615)		$ 1,536,778,234
Other Assets, Less Liabilities — 4.9%		$ 78,772,518
Net Assets — 100.0%		$ 1,615,550,752

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $788,397,074, which represents 48.8% of the net assets of the Fund as of March 31, 2020.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.
(3)	Amount is less than 0.05%.
(4)	Step coupon security. The interest rate disclosed is that which is in effect on March 31, 2020.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2020.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(8)	Rate shown is the discount rate at date of purchase.
(9)	Security is commercial paper and is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At March 31, 2020, the aggregate value of these securities is $19,840,241 representing 1.2% of the Fund net assets.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,358	Long	6/30/20	$299,279,859	$ 4,089,129
					$4,089,129
12
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar

13
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,617,406,615)	$ 1,536,778,234
Receivable for variation margin on open futures contracts	283,572
Cash	88,338,933
Receivable for investments sold	3,597,297
Receivable for capital shares sold	2,960,751
Interest receivable	6,844,263
Securities lending income receivable	322
Receivable from affiliate	36,158
Deposits at broker for futures contracts	984,550
Trustees' deferred compensation plan	1,037,946
Total assets	$1,640,862,026
Liabilities
Payable for investments purchased	$ 15,305,988
Payable for capital shares redeemed	7,122,345
Distributions payable	555,374
Payable to affiliates:
Investment advisory fee	405,282
Administrative fee	175,464
Distribution and service fees	89,660
Sub-transfer agency fee	4,896
Trustees' deferred compensation plan	1,037,946
Accrued expenses	614,319
Total liabilities	$ 25,311,274
Net Assets	$1,615,550,752
Sources of Net Assets
Paid-in capital	$ 1,699,609,543
Accumulated loss	(84,058,791)
Total	$1,615,550,752
Class A Shares
Net Assets	$ 247,312,511
Shares Outstanding	16,107,124
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.35
Maximum Offering Price Per Share (100 ÷ 97.25 of net asset value per share)	$ 15.78
Class C Shares
Net Assets	$ 40,395,295
Shares Outstanding	2,640,906
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.30
Class I Shares
Net Assets	$ 1,295,254,582
Shares Outstanding	83,794,321
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.46
14
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2020
Class R6 Shares
Net Assets	$32,588,364
Shares Outstanding	2,108,381
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Interest and other income	$ 26,628,766
Securities lending income, net	6,956
Total investment income	$ 26,635,722
Expenses
Investment advisory fee	$ 2,366,100
Administrative fee	1,024,298
Distribution and service fees:
Class A	320,535
Class C	226,984
Trustees' fees and expenses	49,077
Custodian fees	20,461
Transfer agency fees and expenses	598,605
Accounting fees	181,537
Professional fees	47,930
Registration fees	84,355
Reports to shareholders	52,231
Miscellaneous	62,344
Total expenses	$ 5,034,457
Waiver and/or reimbursement of expenses by affiliate	$ (117,130)
Reimbursement of expenses - other	(23,174)
Net expenses	$ 4,894,153
Net investment income	$ 21,741,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,201,087
Futures contracts	2,959,670
Net realized gain	$ 4,160,757
Change in unrealized appreciation (depreciation):
Investment securities	$ (97,638,285)
Futures contracts	5,220,627
Net change in unrealized appreciation (depreciation)	$(92,417,658)
Net realized and unrealized loss	$(88,256,901)
Net decrease in net assets from operations	$(66,515,332)
16
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 21,741,569	$ 43,657,375
Net realized gain	4,160,757	4,035,796
Net change in unrealized appreciation (depreciation)	(92,417,658)	26,352,117
Net increase (decrease) in net assets from operations	$ (66,515,332)	$ 74,045,288
Distributions to shareholders:
Class A	$ (3,146,007)	$ (7,376,631)
Class C	(387,767)	(1,356,598)
Class I	(18,562,979)	(36,478,161)
Class R6	(412,186)	(188,639) (1)
Total distributions to shareholders	$ (22,508,939)	$ (45,400,029)
Capital share transactions:
Class A	$ 9,162,084	$ (12,253,152)
Class C	(5,785,656)	(30,921,398)
Class I	68,817,626	231,932,622
Class R6	9,819,132	24,413,391 (1)
Net increase in net assets from capital share transactions	$ 82,013,186	$ 213,171,463
Net increase (decrease) in net assets	$ (7,011,085)	$ 241,816,722
Net Assets
At beginning of period	$ 1,622,561,837	$ 1,380,745,115
At end of period	$1,615,550,752	$1,622,561,837

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
17
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 16.13	$ 15.83	$ 16.11	$ 16.18	$ 15.96	$ 16.19
Income (Loss) From Operations
Net investment income(1)	$ 0.19	$ 0.45	$ 0.37	$ 0.30	$ 0.33(2)	$ 0.29
Net realized and unrealized gain (loss)	(0.77)	0.32	(0.28)	(0.07)	0.22	(0.23)
Total income (loss) from operations	$ (0.58)	$ 0.77	$ 0.09	$ 0.23	$ 0.55	$ 0.06
Less Distributions
From net investment income	$ (0.20)	$ (0.47)	$ (0.37)	$ (0.30)	$ (0.33)	$ (0.29)
From net realized gain	—	—	—	—	—	— (3)
Total distributions	$ (0.20)	$ (0.47)	$ (0.37)	$ (0.30)	$ (0.33)	$ (0.29)
Net asset value — End of period	$ 15.35	$ 16.13	$ 15.83	$ 16.11	$ 16.18	$ 15.96
Total Return(4)	(3.66)% (5)	4.94%	0.59%	1.43%	3.50%	0.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$247,313	$251,080	$258,528	$337,692	$618,552	$733,415
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.78% (7)	0.81%	0.84%	0.94%	0.97%	1.13%
Net expenses	0.76% (7)	0.79%	0.84%	0.89%	0.94%	1.08%
Net investment income	2.36% (7)	2.80%	2.29%	1.87%	2.05% (2)	1.79%
Portfolio Turnover	45% (5)	68%	80%	94%	147%	206%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
18
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 16.07	$ 15.77	$ 16.05	$ 16.12	$ 15.91	$ 16.13
Income (Loss) From Operations
Net investment income(1)	$ 0.13	$ 0.33	$ 0.25	$ 0.18	$ 0.21(2)	$ 0.17
Net realized and unrealized gain (loss)	(0.76)	0.32	(0.28)	(0.08)	0.21	(0.22)
Total income (loss) from operations	$ (0.63)	$ 0.65	$ (0.03)	$ 0.10	$ 0.42	$ (0.05)
Less Distributions
From net investment income	$ (0.14)	$ (0.35)	$ (0.25)	$ (0.17)	$ (0.21)	$ (0.17)
From net realized gain	—	—	—	—	—	— (3)
Total distributions	$ (0.14)	$ (0.35)	$ (0.25)	$ (0.17)	$ (0.21)	$ (0.17)
Net asset value — End of period	$ 15.30	$ 16.07	$ 15.77	$ 16.05	$ 16.12	$ 15.91
Total Return(4)	(3.97)% (5)	4.16%	(0.16)%	0.66%	2.67%	(0.29)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,395	$48,326	$78,228	$100,333	$130,665	$152,994
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.53% (7)	1.57%	1.59%	1.65%	1.72%	1.81%
Net expenses	1.51% (7)	1.55%	1.59%	1.65%	1.69%	1.81%
Net investment income	1.62% (7)	2.06%	1.55%	1.11%	1.30% (2)	1.05%
Portfolio Turnover	45% (5)	68%	80%	94%	147%	206%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
19
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 16.24	$ 15.93	$ 16.20	$ 16.27	$ 16.05	$ 16.27
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.49	$ 0.43	$ 0.36	$ 0.40(2)	$ 0.38
Net realized and unrealized gain (loss)	(0.77)	0.33	(0.29)	(0.07)	0.22	(0.22)
Total income (loss) from operations	$ (0.56)	$ 0.82	$ 0.14	$ 0.29	$ 0.62	$ 0.16
Less Distributions
From net investment income	$ (0.22)	$ (0.51)	$ (0.41)	$ (0.36)	$ (0.40)	$ (0.38)
From net realized gain	—	—	—	—	—	— (3)
Total distributions	$ (0.22)	$ (0.51)	$ (0.41)	$ (0.36)	$ (0.40)	$ (0.38)
Net asset value — End of period	$ 15.46	$ 16.24	$ 15.93	$ 16.20	$ 16.27	$ 16.05
Total Return(4)	(3.50)% (5)	5.24%	0.91%	1.82%	3.91%	1.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,295,255	$1,298,581	$1,043,989	$359,176	$259,852	$284,839
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.53% (7)	0.56%	0.59%	0.53%	0.53%	0.50%
Net expenses	0.51% (7)	0.51%	0.52%	0.51%	0.52%	0.50%
Net investment income	2.61% (7)	3.06%	2.69%	2.23%	2.47% (2)	2.37%
Portfolio Turnover	45% (5)	68%	80%	94%	147%	206.0%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
20
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Financial Highlights — continued

Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)

Net asset value — Beginning of period	$ 16.24	$ 15.90
Income (Loss) From Operations
Net investment income(2)	$ 0.21	$ 0.33
Net realized and unrealized gain (loss)	(0.77)	0.34
Total income (loss) from operations	$ (0.56)	$ 0.67
Less Distributions
From net investment income	$ (0.22)	$ (0.33)
Total distributions	$ (0.22)	$ (0.33)
Net asset value — End of period	$ 15.46	$ 16.24
Total Return(3)	(3.48)% (4)	4.25% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,588	$24,575
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.47% (6)	0.49% (6)
Net expenses	0.46% (6)	0.46% (6)
Net investment income	2.66% (6)	3.11% (6)
Portfolio Turnover	45% (4)	68% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
21
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.50% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
22

Calvert
Short Duration Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 402,590,898	$ —	$ 402,590,898
Collateralized Mortgage-Backed Obligations	—	180,366,428	—	180,366,428
Commercial Mortgage-Backed Securities	—	101,760,335	—	101,760,335
Corporate Bonds	—	753,798,321	—	753,798,321
Floating Rate Loans	—	36,753,575	—	36,753,575
Municipal Obligations	—	5,578,652	—	5,578,652
Sovereign Government Bonds	—	5,889,495	—	5,889,495
Taxable Municipal Obligations	—	11,240,523	—	11,240,523
U.S. Treasury Obligations	—	18,959,766	—	18,959,766
Short-Term Investments	—	19,840,241	—	19,840,241
Total Investments	$ —	$1,536,778,234	$ —	$1,536,778,234
Futures Contracts	$ 4,089,129	$ —	$ —	$ 4,089,129
Total	$4,089,129	$1,536,778,234	$ —	$1,540,867,363
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2020 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are
23

Calvert
Short Duration Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund's average daily net assets: 0.28% on the first $750 million and 0.275% over $750 million. For the six months ended March 31, 2020, the investment advisory fee amounted to $2,366,100 or 0.28% (annualized) of the Fund's average daily net assets.
CRM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51%, 0.51% and 0.46% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $117,130.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $1,024,298.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $320,535 and $226,984 for Class A shares and Class C shares, respectively.
24

Calvert
Short Duration Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The Fund was informed that EVD received no sales charges on sales of Class A shares for the six months ended March 31, 2020. The Fund was also informed that EVD received $2,022 and $2,061 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $32,238 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $23,174, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $591,143,264 and $451,139,690, respectively. Purchases and sales of U.S. government and agency securities were $248,100,769 and $282,042,895, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $11,922,397 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2019, $6,094,687 are short-term and $5,827,710 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,621,860,800
Gross unrealized appreciation	$ 6,612,663
Gross unrealized depreciation	(87,606,100)
Net unrealized depreciation	$ (80,993,437)
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2020 is included in the Schedule of Investments. During the six months ended March 31, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
25

Calvert
Short Duration Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

At March 31, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$4,089,129 (1)	$—

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2020 was as follows:
Statement of Operations Caption
Net realized gain (loss):
Futures contracts	$ 2,959,670
Total	$2,959,670
Change in unrealized appreciation (depreciation):
Futures contracts	$ 5,220,627
Total	$5,220,627
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2020 was approximately $478,803,000 and $15,788,000, respectively.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2020.
7  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
26

Calvert
Short Duration Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,446,830	$ 55,449,029	4,283,710	$ 68,199,605
Reinvestment of distributions	175,894	2,822,614	415,446	6,613,554
Shares redeemed	(3,442,658)	(54,920,886)	(6,487,358)	(103,230,367)
Converted from Class C	364,919	5,811,327	1,017,682	16,164,056
Net increase (decrease)	544,985	$ 9,162,084	(770,520)	$ (12,253,152)
Class C
Shares sold	355,342	$ 5,672,891	457,815	$ 7,263,061
Reinvestment of distributions	18,267	292,132	65,190	1,031,795
Shares redeemed	(373,108)	(5,939,352)	(1,455,200)	(23,052,198)
Converted to Class A	(366,335)	(5,811,327)	(1,021,893)	(16,164,056)
Net decrease	(365,834)	$ (5,785,656)	(1,954,088)	$ (30,921,398)
Class I
Shares sold	24,569,626	$ 398,090,694	39,575,354	$ 634,478,163
Reinvestment of distributions	960,730	15,518,922	1,884,045	30,216,112
Shares redeemed	(21,682,280)	(344,791,990)	(27,048,260)	(432,761,653)
Net increase	3,848,076	$ 68,817,626	14,411,139	$ 231,932,622
Class R6
Shares sold	861,318	$ 14,032,707	1,658,079	$ 26,770,111
Reinvestment of distributions	25,548	412,132	11,669	188,639
Shares redeemed	(291,499)	(4,625,707)	(156,734)	(2,545,359)
Net increase	595,367	$ 9,819,132	1,513,014	$ 24,413,391

(1)	For Class R6, for the period from the commencement of operations, February 1, 2019, to September 30, 2019.
27

Calvert
Short Duration Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
28

Calvert
Short Duration Income Fund
March 31, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
29

Calvert
Short Duration Income Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Short Duration Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended September 30, 2019, while it had underperformed its benchmark index for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
30

Calvert
Short Duration Income Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
31

Calvert
Short Duration Income Fund
March 31, 2020
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
32

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
33

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24180     3.31.20

Calvert
Ultra-Short Duration Income Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
Ultra-Short Duration Income Fund

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/2006	10/31/2006	(3.74)%	(2.48)%	0.64%	0.92%
Class I at NAV	01/31/2014	10/31/2006	(3.62)	(2.23)	0.95	1.11
Class R6 at NAV	10/03/2017	10/31/2006	(3.60)	(2.09)	0.97	1.12
··
Bloomberg Barclays 9-12 Months Short Treasury Index	—	—	2.12%	3.60%	1.57%	0.96%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.79%	0.54%	0.50%
Net	0.72	0.47	0.43
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)*

* Ratings are based on Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer's creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P's measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody's) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency's analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition and does not necessarily reflect its assessment of the volatility of a security's market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes, and bonds with a maturity between nine and twelve months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 962.60	$3.53 **	0.72%
Class I	$1,000.00	$ 963.80	$2.31 **	0.47%
Class R6	$1,000.00	$ 964.00	$2.11 **	0.43%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.64 **	0.72%
Class I	$1,000.00	$1,022.65	$2.38 **	0.47%
Class R6	$1,000.00	$1,022.85	$2.17 **	0.43%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 25.3%

Security	Principal Amount (000's omitted)	Value
Automobile — 7.5%
Avis Budget Rental Car Funding AESOP, LLC:
Series 2015-1A, Class A, 2.50%, 7/20/21(1)	$ 4,125	$ 4,119,455
Series 2015-1A, Class B, 3.22%, 7/20/21(1)	4,200	4,176,134
Chesapeake Funding II, LLC:
Series 2017-3A, Class A2, 1.045%, (1 mo. USD LIBOR + 0.34%), 8/15/29(1)(2)	3,172	3,147,808
Series 2017-4A, Class A1, 2.12%, 11/15/29(1)	2,738	2,724,646
Credit Acceptance Auto Loan Trust:
Series 2017-1A, Class B, 3.04%, 12/15/25(1)	1,691	1,689,897
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	3,118	3,107,331
Enterprise Fleet Financing, LLC:
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	114	113,839
Series 2017-3, Class A2, 2.13%, 5/22/23(1)	3,064	3,052,161
Series 2019-2, Class A1, 2.267%, 8/20/20(1)	339	338,450
Hertz Fleet Lease Funding, L.P.:
Series 2017-1, Class A1, 1.513%, (1 mo. USD LIBOR + 0.65%), 4/10/31(1)(2)	7,434	7,414,007
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	5,315	5,308,072
Series 2018-1, Class A1, 1.363%, (1 mo. USD LIBOR + 0.50%), 5/10/32(1)(2)	6,951	6,905,164
Series 2018-1, Class A2, 3.23%, 5/10/32(1)	3,604	3,605,604
OSCAR US Funding X, LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,425	1,433,937
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	3,267	3,285,688
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	4,903	4,901,760
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	10,000	10,040,361
		$ 65,364,314
Consumer Loan — 14.7%
Avant Loans Funding Trust:
Series 2018-B, Class A, 3.42%, 1/18/22(1)	$ 736	$ 724,609
Series 2018-B, Class C, 5.00%, 11/17/25(1)	3,000	2,855,827
Series 2019-A, Class A, 3.48%, 7/15/22(1)	1,072	1,043,469
Series 2019-B, Class A, 2.72%, 10/15/26(1)	17,321	16,875,863
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	658	642,900
Series 2018-A, Class B, 4.65%, 1/15/23(1)	1,674	1,605,683
Series 2019-A, Class A, 3.40%, 10/16/23(1)	2,005	1,949,776
Series 2019-B, Class A, 2.66%, 6/17/24(1)	6,328	6,004,955
Series 2019-B, Class B, 3.62%, 6/17/24(1)	2,180	1,807,763
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP2, Class C, 4.87%, 1/16/24(1)	1,106	1,099,707
Series 2018-P1, Class A, 3.39%, 7/15/25(1)	4,585	4,547,498
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	5,394	5,216,476
Security	Principal Amount (000's omitted)	Value
Consumer Loan (continued)
Consumer Loan Underlying Bond Credit Trust: (continued)
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	$ 4,356	$ 4,110,810
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	7,260	6,974,812
Marlette Funding Trust, Series 2019-2A, Class A, 3.13%, 7/16/29(1)	2,114	2,032,334
OneMain Financial Issuance Trust:
Series 2016-1A, Class A, 3.66%, 2/20/29(1)	384	382,749
Series 2016-1A, Class B, 4.57%, 2/20/29(1)	5,545	5,469,799
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	8,787	8,645,030
Oportun Funding VIII, LLC, Series 2018-A, Class B, 4.45%, 3/8/24(1)	4,580	4,349,930
Prosper Marketplace Issuance Trust:
Series 2018-1A, Class B, 3.90%, 6/17/24(1)	457	455,889
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	848	843,140
Series 2019-1A, Class A, 3.54%, 4/15/25(1)	1,593	1,577,568
SoFi Consumer Loan Program, LLC:
Series 2017-4, Class A, 2.50%, 5/26/26(1)	3,679	3,510,337
Series 2017-5, Class A2, 2.78%, 9/25/26(1)	8,539	8,091,127
Series 2017-6, Class A2, 2.82%, 11/25/26(1)	5,724	5,592,743
Springleaf Funding Trust:
Series 2015-BA, Class A, 3.48%, 5/15/28(1)	4,240	4,113,952
Series 2016-AA, Class A, 2.90%, 11/15/29(1)	3,473	3,444,419
Series 2017-AA, Class A, 2.68%, 7/15/30(1)	11,402	10,947,261
Verizon Owner Trust:
Series 2017-1A, Class A, 2.06%, 9/20/21(1)	160	160,420
Series 2017-2A, Class A, 1.92%, 12/20/21(1)	792	789,638
Series 2020-2A, Class A1B, 1.043%, (1 mo. USD LIBOR + 0.27%), 7/22/24(2)	13,500	12,866,708
		$ 128,733,192
Equipment — 0.1%
Dell Equipment Finance Trust, Series 2017-2, Class A3, 2.19%, 10/24/22(1)	$ 165	$ 164,794
HPEFS Equipment Trust, Series 2019-1A, Class A1, 2.15%, 10/9/20(1)	814	814,373
		$ 979,167
Other — 0.8%
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1.385%, (1 mo. USD LIBOR + 0.68%), 10/17/22(1)(2)	$ 7,250	$ 6,890,449
		$ 6,890,449
Small Business Loan — 1.1%
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	$ 4,846	$ 4,757,295

6
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Small Business Loan (continued)
Small Business Lending Trust: (continued)
Series 2020-A, Class A, 2.62%, 12/15/26(1)	$ 4,959	$ 4,840,574
$ 9,597,869
Student Loan — 0.0%(3)
SoFi Professional Loan Program, LLC, Series 2016-B, Class A1, 2.147%, (1 mo. USD LIBOR + 1.20%), 6/25/33(1)(2)	$ 150	$ 149,801
$ 149,801
Whole Business — 1.1%
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$ 9,623	$ 9,124,758
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	389	371,234
$ 9,495,992
Total Asset-Backed Securities (identified cost $227,698,713)		$ 221,210,784

Collateralized Mortgage-Backed Obligations — 12.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 3.447%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$ 4,500	$ 3,984,392
Series 2017-HQA1, Class M1, 2.147%, (1 mo. USD LIBOR + 1.20%), 8/25/29(2)	26	26,406
Series 2018-DNA1, Class M2, 2.747%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	4,345	3,678,466
Series 2018-DNA1, Class M2AT, 1.997%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	5,655	5,195,055
Series 2018-HQA2, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 10/25/48(1)(2)	3,680	3,624,140
Series 2018-SPI2, Class M1, 3.811%, 5/25/48(1)(4)	493	486,727
Series 2019-DNA1, Class M1, 1.847%, (1 mo. USD LIBOR + 0.90%), 1/25/49(1)(2)	877	872,333
Series 2019-DNA3, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	5,246	4,451,577
Series 2019-DNA4, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 10/25/49(1)(2)	1,246	1,226,793
Series 2019-DNA4, Class M2, 2.897%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	4,640	3,752,244
Series 2019-HQA2, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 4/25/49(1)(2)	754	757,686
Series 2019-HQA2, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(2)	2,830	2,377,596
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2019-HQA3, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/49(1)(2)	$ 226	$ 225,363
Series 2019-HQA4, Class M1, 1.717%, (1 mo. USD LIBOR + 0.77%), 11/25/49(1)(2)	4,191	4,071,097
Series 2020-DNA1, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(2)	4,227	4,106,306
Series 2020-DNA2, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	6,460	5,998,359
Series 2020-HQA1, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(2)	1,512	1,440,378
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.547%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	8,815	8,138,564
Series 2014-C03, Class 1M2, 3.947%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	6,282	5,743,075
Series 2014-C03, Class 2M2, 3.847%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	2,848	2,651,436
Series 2014-C04, Class 1M2, 5.847%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	15,854	15,132,828
Series 2017-C04, Class 2M1, 1.797%, (1 mo. USD LIBOR + 0.85%), 11/25/29(2)	295	296,484
Series 2017-C05, Class 1M2, 3.147%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	4,723	4,205,015
Series 2018-C01, Class 1M1, 1.547%, (1 mo. USD LIBOR + 0.60%), 7/25/30(2)	300	300,375
Series 2019-R02, Class 1M2, 3.247%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	16,714	14,497,629
Series 2019-R03, Class 1M2, 3.097%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(2)	2,308	1,991,328
Series 2019-R05, Class 1M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 7/25/39(1)(2)	27	26,860
Series 2019-R06, Class 2M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(2)	4,763	4,674,103
Series 2020-R01, Class 1M1, 1.747%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(2)	5,098	4,936,930
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 2.227%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	2,560	2,544,723
Total Collateralized Mortgage-Backed Obligations (identified cost $124,497,123)		$ 111,414,268

Commercial Mortgage-Backed Securities — 5.5%

Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1.625%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	$ 4,362	$ 4,212,205
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	6,322	6,087,343

7
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust:
Series 2017, Class B, 1.555%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)	$ 10,025	$ 9,520,844
Series 2017-CLS, Class A, 1.405%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	4,950	4,743,287
Series 2019-BPR, Class A, 2.105%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	7,605	7,095,784
Motel 6 Trust:
Series 2017-MTL6, Class A, 1.625%, (1 mo. USD LIBOR + 0.92%), 8/15/34(1)(2)	6,580	6,179,679
Series 2017-MTL6, Class B, 1.895%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(2)	1,866	1,661,016
Series 2017-MTL6, Class C, 2.105%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	5,589	4,863,108
RETL Trust:
Series 2019-RVP, Class A, 1.855%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	2,505	2,342,671
Series 2019-RVP, Class C, 2.805%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	1,250	1,107,327
Total Commercial Mortgage-Backed Securities (identified cost $51,028,680)		$ 47,813,264

Corporate Bonds — 42.2%

Security	Principal Amount (000's omitted)	Value
Communications — 2.2%
AT&T, Inc.:
2.305%, (3 mo. USD LIBOR + 0.93%), 6/30/20(2)	$ 6,052	$ 6,012,842
2.781%, (3 mo. USD LIBOR + 0.95%), 7/15/21(2)	641	630,049
Comcast Corp., 2.349%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	4,784	4,679,590
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 3.36%, 9/20/21(1)	375	374,531
Verizon Communications, Inc., 1.741%, (3 mo. USD LIBOR + 1.00%), 3/16/22(2)	8,132	7,742,241
		$ 19,439,253
Consumer, Cyclical — 6.4%
American Airlines Pass-Through Trust:
5.60%, 7/15/20(1)	$ 7,062	$ 7,079,530
5.625%, 1/15/21(1)	5,030	5,001,306
Daimler Finance North America, LLC, 2.301%, (3 mo. USD LIBOR + 0.55%), 5/4/21(1)(2)	5,000	4,807,324
Ford Motor Credit Co., LLC:
1.574%, (3 mo. USD LIBOR + 0.79%), 6/12/20(2)	19,690	19,106,541
2.134%, (3 mo. USD LIBOR + 0.93%), 9/24/20(2)	1,785	1,695,888
2.71%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	900	832,589
2.728%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	3,140	2,888,009
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Hyundai Capital America, 2.812%, (3 mo. USD LIBOR + 0.94%), 7/8/21(1)(2)	$ 2,970	$ 2,873,966
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	3,612	2,583,674
Marriott International, Inc.:
1.649%, (3 mo. USD LIBOR + 0.65%), 3/8/21(2)	4,949	4,230,966
Series Y, 2.18%, (3 mo. USD LIBOR + 0.60%), 12/1/20(2)	4,950	4,632,879
		$ 55,732,672
Consumer, Non-cyclical — 8.2%
AbbVie, Inc., 2.046%, (3 mo. USD LIBOR + 0.35%), 5/21/21(1)(2)	$ 9,000	$ 8,744,416
Becton Dickinson and Co., 2.25%, (3 mo. USD LIBOR + 0.875%), 12/29/20(2)	19,593	18,934,904
Campbell Soup Co., 1.371%, (3 mo. USD LIBOR + 0.63%), 3/15/21(2)	5,000	4,841,506
Conagra Brands, Inc., 2.552%, (3 mo. USD LIBOR + 0.75%), 10/22/20(2)	4,112	4,068,851
CVS Health Corp.:
1.719%, (3 mo. USD LIBOR + 0.72%), 3/9/21(2)	11,460	11,225,943
2.80%, 7/20/20	12,440	12,442,865
Kraft Heinz Foods Co.:
2.304%, (3 mo. USD LIBOR + 0.57%), 2/10/21(2)	9,120	8,627,334
2.554%, (3 mo. USD LIBOR + 0.82%), 8/10/22(2)	3,000	2,791,513
		$ 71,677,332
Financial — 21.5%
Athene Global Funding:
2.667%, (3 mo. USD LIBOR + 1.23%), 7/1/22(1)(2)	$ 11,078	$ 11,152,284
2.959%, (3 mo. USD LIBOR + 1.14%), 4/20/20(1)(2)	4,450	4,452,960
Australia & New Zealand Banking Group, Ltd., 1.771%, (3 mo. USD LIBOR + 0.32%), 7/2/20(1)(2)	1,320	1,317,064
Banco Santander SA, 2.773%, (3 mo. USD LIBOR + 1.09%), 2/23/23(2)	3,330	3,155,967
Bank of America Corp.:
2.186%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,733	2,624,155
2.479%, (3 mo. USD LIBOR + 0.66%), 7/21/21(2)	7,950	7,904,915
2.559%, (3 mo. USD LIBOR + 0.65%), 10/1/21(2)	4,500	4,399,829
2.999%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	4,000	3,864,919
Bank of Montreal, 0.69%, (SOFR + 0.68%), 3/10/23(2)	10,000	9,141,405
Canadian Imperial Bank of Commerce, 0.81%, (SOFR + 0.80%), 3/17/23(2)	12,310	11,739,800
Capital One Financial Corp.:
2.49%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	7,084	6,623,822
2.50%, 5/12/20	5,000	4,997,962
Capital One NA:
2.554%, (3 mo. USD LIBOR + 0.82%), 8/8/22(2)	4,380	4,287,912

8
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Capital One NA: (continued)
2.92%, (3 mo. USD LIBOR + 1.15%), 1/30/23(2)	$ 5,430	$ 5,029,162
Citibank NA, 2.376%, (3 mo. USD LIBOR + 0.57%), 7/23/21(2)	10,000	9,830,981
Citigroup, Inc.:
0.88%, (SOFR + 0.87%), 11/4/22(2)	10,000	9,397,873
2.069%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	6,900	6,788,244
2.953%, (3 mo. USD LIBOR + 1.19%), 8/2/21(2)	3,465	3,443,080
Credit Agricole Corporate & Investment Bank SA, 2.533%, (3 mo. USD LIBOR + 0.625%), 10/3/21(2)	3,474	3,421,225
Goldman Sachs Group, Inc. (The), 2.904%, (3 mo. USD LIBOR + 1.11%), 4/26/22(2)	3,564	3,467,780
Marsh & McLennan Cos., Inc., 2.575%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	1,342	1,343,241
Morgan Stanley:
0.71%, (SOFR + 0.70%), 1/20/23(2)	29,212	27,277,455
0.84%, (SOFR + 0.83%), 6/10/22(2)(5)	7,000	6,683,481
PNC Bank NA:
1.429%, (3 mo. USD LIBOR + 0.43%), 12/9/22(2)	15,000	14,169,557
2.004%, (3 mo. USD LIBOR + 0.33%), 2/24/23(2)	15,000	14,143,446
State Street Corp., 2.825% to 3/30/22, 3/30/23(1)(6)	3,430	3,463,647
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(6)	4,078	4,021,969
		$ 188,144,135
Industrial — 1.4%
Otis Worldwide Corp., 2.088%, (3 mo. USD LIBOR + 0.45%), 4/5/23(1)(2)	$ 3,500	$ 3,332,613
Westinghouse Air Brake Technologies Corp., 2.041%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	8,896	8,637,418
		$ 11,970,031
Technology — 2.5%
Hewlett Packard Enterprise Co.:
1.464%, (3 mo. USD LIBOR + 0.68%), 3/12/21(2)	$ 3,011	$ 2,913,703
2.62%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	16,267	15,321,988
NXP BV/NXP Funding, LLC, 4.125%, 6/1/21(1)	3,806	3,842,955
		$ 22,078,646
Total Corporate Bonds (identified cost $384,771,219)		$ 369,042,069

Floating Rate Loans(7) — 0.1%

Security	Principal Amount (000's omitted)	Value
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.523%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$ 1,301	$ 1,173,308
Total Floating Rate Loans (identified cost $1,300,911)		$ 1,173,308

Taxable Municipal Obligations — 0.3%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.1%
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 1.814%, 11/1/20	$ 570	$ 569,310
$ 569,310
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.348%, 9/1/20	$ 1,870	$ 1,874,002
$ 1,874,002
Total Taxable Municipal Obligations (identified cost $2,440,000)		$ 2,443,312

U.S. Treasury Obligations — 4.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.128%, (USBMMY3M + 0.043%), 7/31/20(2)	$ 17,500	$ 17,500,174
2.50%, 12/31/20	17,000	17,302,149
Total U.S. Treasury Obligations (identified cost $34,804,087)		$ 34,802,323

Short-Term Investments — 5.5%

Security	Principal Amount (000's omitted)	Value
Ford Motor Credit Co., LLC, 3.091%, 11/4/20(1)(8)(9)	$ 7,500	$ 7,143,252
Jabil, Inc., 1.776%, 5/27/20(1)(8)(9)	10,000	9,958,437
Sherwin Williams Co., (The), 1.854%, 4/2/20(1)(8)(9)	10,000	9,999,951
Smithfield Foods, Inc.:
1.989%, 4/22/20(1)(8)(9)	10,000	9,985,627

9
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Smithfield Foods, Inc.: (continued)
2.147%, 6/3/20(1)(8)(9)	$ 11,000	$ 10,948,315
Total Short-Term Investments (identified cost $48,287,263)		$ 48,035,582
Total Investments — 95.6% (identified cost $874,827,996)		$ 835,934,910
Other Assets, Less Liabilities — 4.4%		$ 38,257,866
Net Assets — 100.0%		$ 874,192,776

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $422,697,690, which represents 48.4% of the net assets of the Fund as of March 31, 2020.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.
(3)	Amount is less than 0.05%.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2020.
(5)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $6,616,646.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(8)	Rate shown is the discount rate at date of purchase.
(9)	Security is commercial paper and is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2020, the aggregate value of these securities is $48,035,582 representing 5.5% of the Fund’s net assets.

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USBMMY3M	– U.S. Treasury 3 Month Bill Money Market Yield

Currency Abbreviations:
USD	– United States Dollar

10
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $874,827,996) - including $6,616,646 of securities on loan	$ 835,934,910
Cash	85,496,020
Receivable for investments sold	4,398,876
Receivable for capital shares sold	2,893,008
Interest receivable	1,938,579
Securities lending income receivable	170
Receivable from affiliate	19,116
Trustees' deferred compensation plan	714,920
Total assets	$931,395,599
Liabilities
Payable for investments purchased	$ 51,834,118
Payable for capital shares redeemed	3,671,631
Distributions payable	192,853
Payable to affiliates:
Investment advisory fee	216,068
Administrative fee	99,798
Distribution and service fees	68,699
Sub-transfer agency fee	7,083
Trustees' deferred compensation plan	714,920
Accrued expenses	397,653
Total liabilities	$ 57,202,823
Net Assets	$874,192,776
Sources of Net Assets
Paid-in capital	$ 924,880,169
Accumulated loss	(50,687,393)
Total	$874,192,776
Class A Shares
Net Assets	$ 303,550,728
Shares Outstanding	31,916,126
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.51
Class I Shares
Net Assets	$ 529,023,102
Shares Outstanding	55,611,730
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.51
Class R6 Shares
Net Assets	$ 41,618,946
Shares Outstanding	4,377,372
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.51
11
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Interest income	$ 13,085,588
Securities lending income, net	1,699
Total investment income	$ 13,087,287
Expenses
Investment advisory fee	$ 1,278,241
Administrative fee	590,135
Distribution and service fees:
Class A	402,758
Trustees' fees and expenses	28,463
Custodian fees	4,753
Transfer agency fees and expenses	352,488
Accounting fees	102,035
Professional fees	35,454
Registration fees	53,801
Reports to shareholders	31,903
Miscellaneous	43,754
Total expenses	$ 2,923,785
Waiver and/or reimbursement of expenses by affiliate	$ (207,191)
Reimbursement of expenses - other	(13,538)
Net expenses	$ 2,703,056
Net investment income	$ 10,384,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (9,272,041)
Net realized loss	$ (9,272,041)
Change in unrealized appreciation (depreciation):
Investment securities	$ (39,900,625)
Net change in unrealized appreciation (depreciation)	$(39,900,625)
Net realized and unrealized loss	$(49,172,666)
Net decrease in net assets from operations	$(38,788,435)
12
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,384,231	$ 24,669,641
Net realized gain (loss)	(9,272,041)	171,222
Net change in unrealized appreciation (depreciation)	(39,900,625)	30,692
Net increase (decrease) in net assets from operations	$ (38,788,435)	$ 24,871,555
Distributions to shareholders:
Class A	$ (3,235,716)	$ (8,308,040)
Class I	(6,811,189)	(16,189,431)
Class R6	(658,866)	(1,065,082)
Total distributions to shareholders	$ (10,705,771)	$ (25,562,553)
Capital share transactions:
Class A	$ 7,339,908	$ (65,882,586)
Class I	(16,583,029)	35,931,728
Class R6	(5,764,616)	33,002,275
Net increase (decrease) in net assets from capital share transactions	$ (15,007,737)	$ 3,051,417
Net increase (decrease) in net assets	$ (64,501,943)	$ 2,360,419
Net Assets
At beginning of period	$ 938,694,719	$ 936,334,300
At end of period	$874,192,776	$938,694,719
13
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018 (1)	2017 (1)	2016 (1)	2015 (1)
Net asset value — Beginning of period	$ 9.98	$ 9.99	$ 10.01	$ 9.99	$ 9.92	$ 9.98
Income (Loss) From Operations
Net investment income(2)	$ 0.10	$ 0.24	$ 0.17	$ 0.12	$ 0.10(3)	$ 0.06
Net realized and unrealized gain (loss)	(0.47)	— (4)	(0.01)	0.02	0.07	(0.05)
Total income (loss) from operations	$ (0.37)	$ 0.24	$ 0.16	$ 0.14	$ 0.17	$ 0.01
Less Distributions
From net investment income	$ (0.10)	$ (0.25)	$ (0.18)	$ (0.12)	$ (0.10)	$ (0.07)
From net realized gain	—	—	— (5)	—	—	—
Total distributions	$ (0.10)	$ (0.25)	$ (0.18)	$ (0.12)	$ (0.10)	$ (0.07)
Net asset value — End of period	$ 9.51	$ 9.98	$ 9.99	$ 10.01	$ 9.99	$ 9.92
Total Return(6)	(3.74)% (7)	2.46%	1.65%	1.42%	1.68%	0.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$303,551	$311,980	$378,257	$440,440	$408,788	$507,913
Ratios (as a percentage of average daily net assets):(8)
Total expenses	0.77% (9)	0.79%	0.77%	0.82%	0.91%	1.00%
Net expenses	0.72% (9)	0.74%	0.77%	0.79%	0.88%	0.89%
Net investment income	1.94% (9)	2.44%	1.73%	1.18%	1.01% (3)	0.65%
Portfolio Turnover	69% (7)	85%	105%	107%	64%	66%

(1)	Per share data reflects a 1.5615-for-1 share split effective June 15, 2018.
(2)	Computed using average shares outstanding.
(3)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.002 per share and less than 0.02% of average net assets.
(4)	Amount is less than $0.005.
(5)	Amount is less than $(0.005).
(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(7)	Not annualized.
(8)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(9)	Annualized.
14
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018 (1)	2017 (1)	2016 (1)	2015 (1)
Net asset value — Beginning of period	$ 9.98	$ 9.99	$ 10.01	$ 9.98	$ 9.92	$ 9.98
Income (Loss) From Operations
Net investment income(2)	$ 0.11	$ 0.27	$ 0.21	$ 0.15	$ 0.14(3)	$ 0.11
Net realized and unrealized gain (loss)	(0.47)	— (4)	(0.03)	0.03	0.06	(0.07)
Total income (loss) from operations	$ (0.36)	$ 0.27	$ 0.18	$ 0.18	$ 0.20	$ 0.04
Less Distributions
From net investment income	$ (0.11)	$ (0.28)	$ (0.20)	$ (0.15)	$ (0.14)	$ (0.10)
From net realized gain	—	—	— (5)	—	—	—
Total distributions	$ (0.11)	$ (0.28)	$ (0.20)	$ (0.15)	$ (0.14)	$ (0.10)
Net asset value — End of period	$ 9.51	$ 9.98	$ 9.99	$ 10.01	$ 9.98	$ 9.92
Total Return(6)	(3.62)% (7)	2.75%	1.89%	1.75%	2.09%	0.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$529,023	$576,065	$540,507	$96,906	$38,609	$8,491
Ratios (as a percentage of average daily net assets):(8)
Total expenses	0.52% (9)	0.54%	0.53%	0.48%	0.55%	1.11%
Net expenses	0.47% (9)	0.48%	0.50%	0.46%	0.50%	0.50%
Net investment income	2.19% (9)	2.70%	2.10%	1.51%	1.43% (3)	1.09%
Portfolio Turnover	69% (7)	85%	105%	107%	64%	66%

(1)	Per share data reflects a 1.5625-for-1 share split effective June 15, 2018.
(2)	Computed using average shares outstanding.
(3)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.003 per share and less than 0.02% of average net assets.
(4)	Amount is less than $0.005.
(5)	Amount is less than $(0.005).
(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(7)	Not annualized.
(8)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(9)	Annualized.
15
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended September 30, 2018(1)(2)

Net asset value — Beginning of period	$ 9.98	$ 9.99	$ 10.01
Income (Loss) From Operations
Net investment income(3)	$ 0.11	$ 0.27	$ 0.21
Net realized and unrealized loss	(0.47)	— (4)	(0.02)
Total income (loss) from operations	$ (0.36)	$ 0.27	$ 0.19
Less Distributions
From net investment income	$ (0.11)	$ (0.28)	$ (0.21)
From net realized gain	—	—	— (5)
Total distributions	$ (0.11)	$ (0.28)	$ (0.21)
Net asset value — End of period	$ 9.51	$ 9.98	$ 9.99
Total Return(6)	(3.60)% (7)	2.76%	1.90% (7)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,619	$50,650	$17,570
Ratios (as a percentage of average daily net assets):(8)
Total expenses	0.47% (9)	0.50%	0.48% (9)
Net expenses	0.43% (9)	0.44%	0.48% (9)
Net investment income	2.23% (9)	2.72%	2.07% (9)
Portfolio Turnover	69% (7)	85%	105% (10)

(1)	Per share data reflects a 1.5629-for-1 share split on June 15, 2018.
(2)	For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(3)	Computed using average shares outstanding.
(4)	Amount is less than $0.005.
(5)	Amount is less than $(0.005).
(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(7)	Not annualized.
(8)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(9)	Annualized.
(10)	For the year ended September 30, 2018.
16
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Ultra-Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers three classes of shares. Class A shares are sold at net asset value and are not subject to a sales charge. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
17

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 221,210,784	$ —	$ 221,210,784
Collateralized Mortgage-Backed Obligations	—	111,414,268	—	111,414,268
Commercial Mortgage-Backed Securities	—	47,813,264	—	47,813,264
Corporate Bonds	—	369,042,069	—	369,042,069
Floating Rate Loans	—	1,173,308	—	1,173,308
Taxable Municipal Obligations	—	2,443,312	—	2,443,312
U.S. Treasury Obligations	—	34,802,323	—	34,802,323
Short-Term Investments	—	48,035,582	—	48,035,582
Total Investments	$ —	$835,934,910	$ —	$835,934,910
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
18

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.26% on the first $1 billion and 0.25% on the excess of $1 billion. For the six months ended March 31, 2020, the investment advisory fee amounted to $1,278,241 or 0.26% (annualized) of the Fund’s average daily net assets.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.72%, 0.47% and 0.43% of the Fund’s average daily net assets for Class A, Class I and Class R6, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $207,191.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $590,135.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $402,758 for Class A shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $57,050 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $13,538, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $448,675,418 and $468,691,458, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $122,093,582 and $115,293,925, respectively.
19

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $2,000,688 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2019, $2,000,688 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$874,855,404
Gross unrealized appreciation	$ 113,822
Gross unrealized depreciation	(39,034,316)
Net unrealized depreciation	$ (38,920,494)
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan, including accrued interest, was $6,622,614 and the total value of collateral received was $6,756,750, comprised of U.S. government and/or agencies securities.
6  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
20

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	8,225,741	$ 81,854,548	9,222,060	$ 91,922,654
Reinvestment of distributions	302,500	2,999,412	766,271	7,634,518
Shares redeemed	(7,866,184)	(77,514,052)	(16,604,341)	(165,439,758)
Net increase (decrease)	662,057	$ 7,339,908	(6,616,010)	$ (65,882,586)
Class I
Shares sold	21,504,401	$ 213,980,397	48,980,150	$ 488,077,027
Reinvestment of distributions	579,176	5,744,108	1,343,895	13,393,406
Shares redeemed	(24,170,091)	(236,307,534)	(46,724,267)	(465,538,705)
Net increase (decrease)	(2,086,514)	$ (16,583,029)	3,599,778	$ 35,931,728
Class R6
Shares sold	5,514,882	$ 54,896,782	12,186,558	$ 121,478,715
Reinvestment of distributions	66,478	658,554	106,490	1,061,659
Shares redeemed	(6,280,426)	(61,319,952)	(8,975,575)	(89,538,099)
Net increase (decrease)	(699,066)	$ (5,764,616)	3,317,473	$ 33,002,275
8  Risks and Uncertainties
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
21

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
22

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Ultra-Short Duration Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-year period ended September 30, 2019 and that the Fund’s performance was at the median of its peer universe for the three- and five-year periods ended September 30, 2019. The performance data also indicated that the Fund had outperformed its benchmark index for the three- and five-year periods ended September 30, 2019. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
23

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
24

Calvert
Ultra-Short Duration Income Fund
March 31, 2020
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
25

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24184     3.31.20

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:	/s/ John H. Streur
John H. Streur
President

Date: May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date: May 26, 2020

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 26, 2020